UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2015

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust
Touchstone Flexible Income Fund
Touchstone Focused Fund
Touchstone Growth Opportunities Fund
Touchstone International Value Fund
Touchstone Mid Cap Growth Fund
Touchstone Sands Capital Emerging Markets Growth Fund
Touchstone Small Cap Growth Fund
Touchstone Sustainability and Impact Equity Fund
(formerly known as Touchstone Large Cap Growth Fund)

This report identifies the Funds' investments on September 30, 2015. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

2

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2015

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	49.9%
AA/Aa	7.7
A/A	12.9
BBB/Baa	15.3
BB/Ba	7.6
B/B	5.0
CCC/Caa	0.1
Not Rated	1.5
100.0%

Credit Quality*	(% of Preferred Stocks)
A/A	14.2%
BBB/Baa	52.2
BB/Ba	26.0
Not Rated	7.6
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	72.2%
Preferred Stocks	17.1
Common Stocks
Financials	2.1
Consumer Discretionary	0.5
Industrials	0.5
Residential	0.3
Consumer Staples	0.2
Diversified	0.2
Information Technology	0.1
Exchange Traded Funds	0.7
Purchased Call Option	0.1
Investment Funds	4.9
Other Assets/Liabilities (Net)	1.1
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	20.5%
Health Care	15.5
Financials	15.2
Consumer Discretionary	11.1
Consumer Staples	10.8
Industrials	9.8
Energy	6.2
Materials	4.3
Investment Funds	9.4
Other Assets/Liabilities (Net)	(2.8)
Total	100.0%

Touchstone Growth Opportunities Fund
Sector Allocation**	(% of Net Assets)
Information Technology	29.8%
Consumer Discretionary	24.4
Health Care	17.7
Industrials	6.6
Energy	5.1
Financials	4.6
Materials	4.0
Consumer Staples	3.9
Investment Funds	3.5
Other Assets/Liabilities (Net)	0.4
Total	100.0%

*	Credit quality ratings are from Standard & Poor's (“S&P”) and Moody's Investors Service (“Moody's”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone International Value Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United Kingdom	20.5%
Netherlands	12.5
Switzerland	11.6
Japan	10.9
France	5.7
Denmark	4.6
Germany	4.0
Singapore	3.7
Spain	3.0
Ireland	2.7
Israel	2.6
South Korea	2.6
Austria	2.3
Italy	2.0
Thailand	1.8
Brazil	1.7
Norway	1.6
Hong Kong	1.1
United States	1.0
Indonesia	0.4
Investment Funds	4.1
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	20.5%
Consumer Discretionary	18.6
Industrials	17.1
Information Technology	15.4
Financials	12.2
Materials	6.1
Energy	3.9
Consumer Staples	2.4
Investment Funds	5.2
Other Assets/Liabilities (Net)	(1.4)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

4

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
Cayman Islands	17.0%
South Africa	7.5
Brazil	5.1
Thailand	3.6
Philippines	3.4
Indonesia	3.3
United Kingdom	3.0
Taiwan	2.7
Russia	2.4
United States	2.3
South Korea	2.2
Turkey	1.8
China	1.7
Malaysia	1.5
Peru	1.3
Virgin Islands (British)	1.1
Low Exercise Price Options	35.0
Investment Funds	2.3
Other Assets/Liabilities (Net)	2.8
Total	100.0%

Touchstone Small Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Health Care	27.5%
Information Technology	26.4
Consumer Discretionary	15.5
Financials	10.2
Industrials	8.1
Consumer Staples	3.9
Energy	3.5
Materials	2.0
Exchange Traded Fund	1.6
Investment Funds	11.6
Other Assets/Liabilities (Net)	(10.3)
Total	100.0%

Touchstone Sustainability and Impact Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	58.2%
Japan	10.8
United Kingdom	10.1
Switzerland	3.8
Netherlands	3.7
Sweden	3.2
Germany	2.8
China	2.2
France	2.0
Ireland	1.1
Hong Kong	0.8
Bermuda	0.5
Investment Fund	0.4
Other Assets/Liabilities (Net)	0.4
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

5

Portfolio of Investments

Touchstone Flexible Income Fund – September 30, 2015 (Unaudited)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 40.0%

	Financials — 28.8%
$1,425,000	Aflac, Inc., 3.250%, 3/17/25	$1,414,298
2,000,000	Allstate Corp. (The), 5.750%, 8/15/53(B)	2,070,700
375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	468,382
1,200,000	American Tower Corp., REIT,
	4.500%, 1/15/18	1,262,345
2,300,000	Australia & New Zealand Banking
	Group Ltd. EMTN, Ser K,
	3.450%, 8/8/22(B)	2,339,171
1,701,000	Bank of America Corp.,
	8.000%, 7/29/49(B)(C)	1,777,545
3,480,000	Bank of New York Mellon Corp. (The),
	Ser E, 4.950%, 12/29/49(B)(C)	3,427,800
3,335,000	BNP Paribas SA, 144a,
	7.375%, 12/29/49(B)(C)	3,355,844
6,350,000	Capital One Financial Corp., Ser E,
	5.550%, 12/29/49(B)(C)	6,270,625
2,350,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(B)(C)	2,714,250
1,549,000	Citigroup, Inc., 5.950%, 12/29/49(B)(C)	1,527,701
3,422,000	Citigroup, Inc., Ser N,
	5.800%, 11/29/49(B)(C)	3,368,104
1,000,000	Compass Bank, 3.875%, 4/10/25	932,200
2,101,000	DDR Corp., MTN REIT, 7.500%, 7/15/18	2,403,578
1,809,747	Doric Nimrod Air Finance Alpha Ltd.
	2012-1 Class B Pass Through Trust,
	144a, 6.500%, 5/30/21	1,887,913
785,000	Essex Portfolio LP, REIT, 3.500%, 4/1/25	762,347
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	2,030,684
1,500,000	Federal Home Loan Mortgage Corp.,
	2.375%, 1/13/22	1,544,864
1,650,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	1,705,026
5,100,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(B)(C)	5,890,500
900,000	General Electric Capital Corp., Ser B,
	6.250%, 12/29/49(B)(C)	976,500
7,017,000	Goldman Sachs Group, Inc. (The), Ser
	M, 5.375%, 12/31/49(B)(C)	6,854,732
3,500,000	ING Groep N.V., 6.000%, 12/31/49(B)(C)	3,434,375
6,766,000	JPMorgan Chase & Co., Ser Z,
	5.300%(B)(C)	6,647,595
2,750,000	M&T Bank Corp., Ser E,
	6.450%, 12/29/49(B)(C)	2,915,000
5,430,000	MetLife, Inc., Ser C, 5.250%(B)(C)	5,375,700
2,850,000	MGIC Investment Corp., 144a,
	9.000%, 4/1/63	3,525,094
3,644,000	Morgan Stanley, Ser J,
	5.550%, 12/29/49(B)(C)	3,589,340
2,350,000	Nippon Life Insurance Co., 144a,
	5.100%, 10/16/44(B)	2,420,500
4,495,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(B)(C)	4,877,075
2,350,000	Prudential Financial, Inc.,
	5.875%, 9/15/42(B)	2,485,125
3,650,000	Royal Bank of Scotland Group PLC,
	7.500%, 12/29/49(B)(C)	3,642,006
2,650,000	SunTrust Banks, Inc.,
	5.625%, 12/29/49(B)(C)†	2,650,000
4,625,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(B)(C)	4,885,156
1,930,000	Westpac Banking Corp. EMTN,
	3.625%, 2/28/23(B)	1,981,689
2,312,000	Zions Bancorporation,
	5.800%, 12/29/49(B)(C)	2,207,960
		105,621,724

	Industrials — 4.9%
622,067	Air Canada 2013-1 Class A Pass
	Through Trust, 144a,
	4.125%, 5/15/25	627,510
2,745,000	Asciano Finance Ltd., 144a,
	5.000%, 4/7/18	2,910,164
2,834,717	Continental Airlines 2012-2 Class A
	Pass Through Trust,
	4.000%, 10/29/24	2,884,324
931,155	Delta Air Lines 2002-1 Class G-1 Pass
	Through Trust, 6.718%, 1/2/23	1,059,188
1,793,363	Hawaiian Airlines 2013-1 Class A Pass
	Through Certificates,
	3.900%, 1/15/26	1,766,462
1,285,000	Owens Corning, 4.200%, 12/15/22	1,301,871
4,195,000	Stanley Black & Decker, Inc.,
	5.750%, 12/15/53(B)	4,432,018
2,718,055	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	2,808,566
		17,790,103

	Consumer Discretionary — 2.4%
1,500,000	DIRECTV Holdings LLC,
	5.200%, 3/15/20	1,638,549
1,835,000	Harley-Davidson, Inc., 3.500%, 7/28/25	1,855,914
1,600,000	Home Depot, Inc. (The),
	4.200%, 4/1/43	1,615,811
3,535,000	Toll Brothers Finance Corp.,
	4.375%, 4/15/23	3,473,138
250,000	United States Cellular Corp.,
	6.700%, 12/15/33	220,625
		8,804,037

	Energy — 2.0%
1,590,000	Duke Energy Progress LLC,
	4.200%, 8/15/45	1,608,671
4,825,000	Exxon Mobil Corp., 2.709%, 3/6/25	4,722,975
1,000,000	Petroleos Mexicanos, 5.500%, 1/21/21	1,051,450
		7,383,096

	Utilities — 0.8%
1,850,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(B)	1,546,378

6

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Corporate Bonds — 40.0% (Continued)

	Utilities — (Continued)
$875,000	SSE PLC EMTN (GBP),
	5.453%, 9/29/49(B)(C)	$1,322,672
		2,869,050

	Technology — 0.7%
2,725,000	NXP BV, 144a, 4.125%, 6/15/20	2,731,812

	Telecommunication Services — 0.4%
1,388,000	Verizon Communications, Inc.,
	4.672%, 3/15/55	1,195,207
144,000	Verizon Communications, Inc.,
	6.550%, 9/15/43	170,128
		1,365,335
	Total Corporate Bonds	$146,565,157

	U.S. Treasury Obligations — 12.4%
3,750,000	U.S. Treasury Bond, 2.125%, 5/15/25	3,772,560
6,695,000	U.S. Treasury Bond, 3.000%, 11/15/44	6,836,747
2,565,000	U.S. Treasury Note, 1.000%, 9/15/17	2,583,068
5,105,000	U.S. Treasury Note, 1.625%, 6/30/19	5,195,200
7,260,000	U.S. Treasury Note, 1.750%, 5/15/23	7,198,174
2,075,000	U.S. Treasury Note, 1.875%, 11/30/21	2,101,857
2,330,000	U.S. Treasury Note, 2.250%, 3/31/21	2,419,013
13,002,900	U.S. Treasury Note, 2.250%, 11/15/24	13,246,028
2,178,400	U.S. Treasury Note, 2.375%, 8/15/24	2,243,639
	Total U.S. Treasury Obligations	$45,596,286

	Commercial Mortgage-Backed Securities — 6.3%
1,540,000	Banc of America Merrill Lynch
	Commercial Mortgage, Inc., Ser
	2005-6, Class AJ, 5.315%, 9/10/47(B)	1,544,748
285,475	Bear Stearns Commercial Mortgage
	Securities Trust, Ser 2005-PWR9,
	Class AJ, 4.985%, 9/11/42(B)	285,820
1,450,000	CD 2005-CD1 Commercial Mortgage
	Trust, Ser 2005-CD1, Class C,
	5.289%, 7/15/44(B)	1,448,667
35,188,576	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K006, Class
	AX1, 1.178%, 1/25/20(B)(D)	1,281,568
15,766,302	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K019, Class
	X1, 1.863%, 3/25/22(B)(D)	1,425,494
27,523,914	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K025, Class
	X1, 1.020%, 10/25/22(B)(D)	1,406,665
74,035,977	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K033, Class
	X1, 0.430%, 7/25/23(B)	1,600,954
2,700,000	FREMF Mortgage Trust, Ser 2012-K23,
	Class C, 144a, 3.782%, 10/25/45(B)	2,658,687
2,300,000	FREMF Mortgage Trust, Ser 2013-K712,
	Class C, 144a, 3.484%, 12/25/19(B)	2,302,231
1,900,000	FREMF Mortgage Trust, Ser 2013-K713,
	Class C, 144a, 3.274%, 4/25/20(B)	1,892,947
357,732	JP Morgan Chase Commercial
	Mortgage Securities Trust, Ser
	2005-LDP3, Class C,
	5.416%, 8/15/42(B)	357,374
612,090	Morgan Stanley Mortgage Loan Trust,
	Ser 2004-7AR, Class 2A6,
	2.463%, 9/25/34(B)	611,690
506,882	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(B)	506,442
610,124	Nomura Asset Acceptance Corp.
	Alternative Loan Trust, Ser
	2005-AR4, Class 1A,
	6.832%, 8/25/35(B)	608,254
2,335,000	RAMP Series Trust, Ser 2005-EFC5,
	Class M3, 0.654%, 10/25/35(B)	1,986,814
842,178	Structured Asset Securities Corp.
	Mortgage Loan Trust, Ser 2005-S3,
	Class M3, 5.730%, 6/25/35(E)	857,492
2,375,000	Wachovia Bank Commercial Mortgage
	Trust, Ser 2006-C23, Class AM,
	5.466%, 1/15/45(B)	2,388,832
	Total Commercial Mortgage-Backed Securities	$23,164,679

	Asset-Backed Securities — 4.8%
1,511,995	American Homes 4 Rent, Ser
	2014-SFR2, Class A, 144a,
	3.786%, 10/17/36	1,574,950
3,135,000	Cabela's Credit Card Master Note
	Trust, Ser 2013-1A, Class A, 144a,
	2.710%, 2/17/26	3,156,437
3,930,000	Capital Auto Receivables Asset Trust /
	Ally, Ser 2013-1, Class D,
	2.190%, 9/20/21	3,946,871
400,000	Chrysler Capital Auto Receivables
	Trust, Ser 2013-AA, Class C, 144a,
	2.280%, 7/15/19	403,410
395,000	CNH Equipment Trust, Ser 2013-D,
	Class B, 1.750%, 4/15/21	398,622
819,183	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(B)	888,934
117,362	Countrywide Asset-Backed
	Certificates, Ser 2007-1, Class 2A2,
	0.294%, 7/25/37(B)	121,296
1,035,944	CWABS, Inc. Asset-Backed Certificates,
	Ser 2003-5, Class MF1,
	5.413%, 1/25/34(B)	1,049,131
2,469,169	Encore Credit Receivables Trust
	2005-4, Ser 2005-4, Class M2,
	0.634%, 1/25/36(B)	2,283,223

7

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount(A)		Value

	Asset-Backed Securities — 4.8% (Continued)
$1,300,000	Ford Credit Auto Owner Trust, Ser
	2013-A, Class D, 1.860%, 8/15/19	$1,309,212
754,104	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	830,419
1,230,000	Oscar US Funding Trust, Ser 2014-1A,
	Class A4, 144a, 2.550%, 12/15/21	1,258,594
336,499	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(E)	346,369
	Total Asset-Backed Securities	$17,567,468

	Municipal Bonds — 3.6%
2,445,000	City of Charleston, SC Waterworks &
	Sewer System Rev, 5.000%, 1/1/45	2,805,026
3,285,000	City of New York, NY, Public
	Improvements, Txbl, Subser F 3,
	UTGO, 4.000%, 6/1/26	3,464,558
2,900,000	MA State, Ref, Ser A, LTGO, 5.000%,
	7/1/26	3,622,419
2,605,000	TX State, Transportation Commission,
	Highway Improvements, Ref, Ser A,
	UTGO, 5.000%, 10/1/26	3,168,488
	Total Municipal Bonds	13,060,491

	Non-Agency Collateralized Mortgage Obligations — 1.8%
1,989,452	American Home Mortgage
	Investment Trust 2004-4, Ser
	2004-4, Class 4A, 2.534%, 2/25/45(B)	1,986,016
163,686	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(E)	170,718
352,459	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	362,162
2,487,616	GSR Mortgage Loan Trust, Ser
	2005-AR4, Class 6A1,
	2.885%, 7/25/35(B)	2,456,934
1,074,883	JP Morgan Mortgage Trust, Ser
	2014-2, Class 1A1, 144a,
	3.000%, 6/25/29(B)	1,097,808
7,937	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.468%, 12/25/32(B)	7,875
225,571	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	228,262
297,095	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.676%, 11/25/34(B)	301,579
	Total Non-Agency Collateralized Mortgage Obligations	$6,611,354

	U.S. Government Mortgage-Backed Obligations — 1.6%
46,399	FHLMC, Pool #972110,
	2.448%, 10/1/32(B)	48,162
76,850	FHLMC, Pool #G03170, 6.500%, 8/1/37	87,856
122,910	FHLMC, Pool #G12780, 6.500%, 9/1/22	138,247
2,950,000	FHLMC Multifamily Structured Pass
	Through Certificates, Ser K048, Class
	A2, 3.284%, 6/25/25(B)	3,086,163
15,420	FNMA, Pool #738900,
	2.560%, 7/1/18(B)	15,546
141,418	FNMA, Pool #844415, 5.500%, 10/1/35	159,063
881,478	FNMA, Pool #AB1952, 4.000%, 12/1/40	953,639
639,179	FNMA, Pool #AB1953, 4.000%, 12/1/40	689,182
614,992	FNMA, Pool #AB3387, 4.000%, 8/1/41	656,432
	Total U.S. Government Mortgage-Backed Obligations	$5,834,290

	Agency Collateralized Mortgage Obligations — 1.2%
1,928,377	FHLMC REMIC, Ser 3199, Class DS,
	6.943%, 8/15/36(B)(D)	397,238
2,250,770	FNMA REMIC, Ser 2008-60, Class SA,
	6.306%, 7/25/38(B)(D)	358,621
3,567,468	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	239,810
19,768,723	GNMA, Ser 2012-22, Class IO,
	1.209%, 10/16/53(B)(D)	995,573
21,150,367	GNMA, Ser 2012-27, Class IO,
	1.223%, 4/16/53(B)(D)	1,252,927
12,642,497	GNMA, Ser 2012-46, Class IO,
	0.981%, 9/16/53(B)(D)	564,083
7,684,086	GNMA, Ser 2012-86, Class IO,
	1.045%, 12/16/53(B)(D)	451,770
	Total Agency Collateralized Mortgage Obligations	$4,260,022

	Sovereign Government Obligation — 0.5%
1,795,000	Svensk Exportkredit AB,
	1.750%, 5/30/17	1,821,467

Shares

	Preferred Stocks — 17.1%

	Financials — 10.0%
39,050	Alexandria Real Estate Equities, Inc.,
	Ser E REIT, 6.45%	983,279
89,200	American Capital Agency Corp., Ser B
	REIT, 7.75%	2,171,128
91,756	Arch Capital Group Ltd., Ser C
	(Bermuda), 6.75%	2,366,387
141,150	Aviva PLC, (United Kingdom), 8.25%	3,764,470
90,034	Citigroup, Inc., Ser K, 6.88%(B)†	2,401,207
49,750	CoBank ACB, Ser H, 6.20%(B)	4,975,000
31,600	Digital Realty Trust, Inc., Ser E REIT,
	7.00%	806,116
86,000	Digital Realty Trust, Inc., Ser H REIT,
	7.38%	2,295,340
142,555	Endurance Specialty Holdings Ltd., Ser
	B (Bermuda), 7.50%	3,675,068
96,000	Morgan Stanley, Ser F, 6.88%(B)†	2,566,080

8

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Preferred Stocks — 17.1% (Continued)

	Financials — (Continued)
46,000	PS Business Parks, Inc., Ser S REIT,
	6.45%	$1,167,020
27,262	Public Storage, Ser P REIT, 6.50%	682,640
30,000	Public Storage, Ser R REIT, 6.35%	768,900
67,000	Public Storage, Ser Y REIT, 6.38%	1,746,020
53,400	Realty Income Corp., Ser F REIT, 6.63%	1,373,982
66,575	US Bancorp, Ser F, 6.50%(B)	1,912,034
54,425	US Bancorp, Ser G, 6.00%(B)	1,433,010
41,000	Vornado Realty Trust, Ser J REIT, 6.88%	1,047,550
14,000	Weyerhaeuser Co., Ser A REIT, 6.38%	667,940
		36,803,171

	Utilities — 3.5%
35,000	Alabama Power Co., 6.45%	915,250
44,000	Dominion Resources, Inc., 6.38%	2,182,840
68,000	DTE Energy Co., 6.50%	1,757,800
88,500	Entergy Louisiana LLC, 5.88%	2,226,660
92,000	Entergy Mississippi, Inc., 6.00%	2,358,880
14,985	Georgia Power Co., Ser 07-A, 6.50%	1,542,706
76,244	SCE Trust IV, 5.38%(B)	1,963,283
		12,947,419

	Chemicals — 1.5%
91,175	CHS, Inc., Series 2, 7.10%(B)	2,421,608
119,813	CHS, Inc., Series 3, 6.75%(B)†	3,104,355
		5,525,963

	Industrials — 1.4%
166,600	Seaspan Corp., (Marshall Islands),
	8.25%	4,226,642
36,854	Seaspan Corp., (Marshall Islands),
	6.38%	912,505
		5,139,147

	Consumer Discretionary — 0.7%
93,242	Telephone & Data Systems, Inc., 6.88%	2,346,901
	Total Preferred Stocks	$62,762,601

	Common Stocks — 3.9%

	Financials — 2.1%
52,859	American Capital Agency Corp. REIT	988,463
31,702	Chatham Lodging Trust REIT	680,959
51,357	Hospitality Properties Trust REIT	1,313,712
35,957	Kimco Realty Corp. REIT	878,430
4,730	Simon Property Group, Inc. REIT	868,996
87,330	Starwood Property Trust, Inc. REIT	1,792,012
121,407	Two Harbors Investment Corp. REIT	1,070,810
		7,593,382

	Consumer Discretionary — 0.5%
16,719	Newell Rubbermaid, Inc.	663,911
10,911	Starbucks Corp.	620,181
8,397	Target Corp.	660,508
		1,944,600

	Industrials — 0.5%
5,978	Cintas Corp.	512,615
6,075	Lennox International, Inc.	688,480
4,416	Watsco, Inc.	523,208
		1,724,303

	Residential — 0.3%
12,472	Camden Property Trust REIT	921,681

	Consumer Staples — 0.2%
19,130	Reynolds American, Inc.	846,896

	Diversified — 0.2%
44,072	Duke Realty Corp. REIT	839,572

	Information Technology — 0.1%
4,105	Apple, Inc.	452,783
	Total Common Stocks	$14,323,217

	Exchange Traded Funds — 0.7%
82,367	iShares MSCI Germany ETF	2,037,760
40,128	Market Vectors Gold Miners ETF	551,359
	Total Exchange Traded Funds	$2,589,119

	Number
	of
	Contracts

Purchased Call Option — 0.1%
VIX, Strike @15.00, Exp 12/15	560	386,400
Total Purchased Option		$386,400

	Investment Funds — 4.9%
9,363,566	Dreyfus Cash Management,
	Institutional Shares, 0.06%∞Ω	9,363,566
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund±	433,768
4,609,788	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.04%**∞Ω	4,609,788
135,400	Nuveen Multi-Market Income Fund,
	Inc.±	941,030
56,104	WisdomTree Japan Hedged Equity
	Fund∞	2,730,021
	Total Investment Funds	$18,078,173

Total Investment Securities —98.9%
(Cost $365,861,789)		$362,620,724

Other Assets in Excess of Liabilities — 1.1%		4,158,146

Net Assets — 100.0%		$366,778,870

9

Touchstone Flexible Income Fund (Unaudited) (Continued)

(A)	Principal amount stated in U.S. dollars unless otherwise noted.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2015.

(C)	Perpetual Bond - A Bond with no definite maturity date.

(D)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(E)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of September 30, 2015.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $4,478,299.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

BRL - Brazilian Real

CLF - Chilean Unidad de Fomento

COP - Colombian Peso

EMTN - Euro medium term note

ETF - Exchange Traded Fund

EUR - Euro

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

FREMF - Finnish Real Estate Management Federation

GBP - British Pound

GNMA - Government National Mortgage Association

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - South Korean Won

LLC - Limited Liability Company

LP - Limited Partnership

LTGO - Limited Tax General Obligations

MTN - Medium Term Note

MYR - Malaysian Ringgit

PHP - Philippine Peso

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

UTGO - Unlimited Tax General Obligation

ZAR - South African Rand

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, these securities were valued at $31,803,901 or 8.7% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

10

Touchstone Flexible Income Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Assets:
Corporate Bonds	$—	$146,565,157	$—	$146,565,157
U.S. Treasury Obligations	—	45,596,286	—	45,596,286
Commercial Mortgage-Backed Securities	—	23,164,679	—	23,164,679
Asset-Backed Securities	—	17,567,468	—	17,567,468
Municipal Bonds	—	13,060,491	—	13,060,491
Non-Agency Collateralized Mortgage Obligations	—	6,611,354	—	6,611,354
U.S. Government Mortgage-Backed Obligations	—	5,834,290	—	5,834,290
Agency Collateralized Mortgage Obligations	—	4,260,022	—	4,260,022
Sovereign Government Obligation	—	1,821,467	—	1,821,467
Preferred Stocks	62,762,601	—	—	62,762,601
Common Stocks	14,323,217	—	—	14,323,217
Exchange Traded Funds	2,589,119	—	—	2,589,119
Purchased Option Equity Contracts	386,400	—	—	386,400
Investment Funds	18,078,173	—	—	18,078,173
				$362,620,724

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Other Financial Instruments***

Assets:
Forward Foreign Currency Contracts	$—	$1,494,514	$—	$1,494,514
Future Interest Rate Contracts	1,430,130	—	—	1,430,130
Swap Agreement Credit Contracts	—	22,487	—	22,487
				2,947,131
Liabilities:
Forward Foreign Currency Contracts	$—	$(269,737)	$—	$(269,737)
Futures Interest Rate Contracts	(1,058,240)	—	—	(1,058,240)
				$(1,327,977)

*** Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation) on forward currency contracts, futures contracts and swap agreements.

Transactions in written options for the period ended September 30, 2015.

	Number of	Proceeds
	Contracts	Received

Beginning of Period, March 31, 2015	—	$—
Call Options Written	2,750	87,787
Call Options Closed	(550)	(35,176)
Call Options Expired	(2,200)	(52,611)

September 30, 2015	—	$—

11

Touchstone Flexible Income Fund (Unaudited) (Continued)

Futures Contracts

At September 30, 2015, $602,072 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Morgan Stanley open at September 30, 2015:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	(Depreciation)
Short Futures:
3 Month Euribor Futures	December 2017	480	133,947,927	$(37,355)
90 Day Euro Futures	December 2017	300	73,837,500	(1,020,885)
				(1,058,240)
Long Futures:
90 Day Euro Futures	December 2017	832	205,275,650	1,430,130
				$371,890

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Expiration Date	Receive		Deliver		(Depreciation)
ANZ Capital Markets	10/05/2015	KRW	3,805,607,230	USD	3,210,128	$(68)
ANZ Capital Markets	10/09/2015	INR	224,609,439	USD	3,365,188	50,874
ANZ Capital Markets	10/09/2015	USD	3,232,803	IDR	46,526,495,229	68,273
ANZ Capital Markets	10/15/2015	PHP	83,749,846	USD	1,788,571	1,386
ANZ Capital Markets	10/15/2015	USD	3,581,305	COP	10,754,657,957	104,551
ANZ Capital Markets	10/15/2015	USD	3,127,201	IDR	46,526,495,229	(29,813)
ANZ Capital Markets	11/02/2015	USD	3,206,153	KRW	3,805,607,230	(581)
BNY Convergex	10/02/2015	USD	6,355,807	ZAR	83,851,253	307,422
BNY Convergex	10/02/2015	USD	3,042,239	ZAR	41,925,626	18,047
BNY Convergex	10/02/2015	ZAR	83,851,253	USD	5,999,346	49,038
BNY Convergex	10/15/2015	USD	5,985,752	ZAR	83,851,253	(48,731)
Morgan Stanley	10/02/2015	ZAR	41,925,626	USD	3,144,708	(120,516)
Morgan Stanley	10/05/2015	JPY	410,631,000	USD	3,433,637	(10,503)
Morgan Stanley	10/05/2015	USD	3,397,609	JPY	410,631,000	(25,525)
Morgan Stanley	10/05/2015	USD	3,208,910	KRW	3,805,607,230	(1,150)
Morgan Stanley	10/07/2015	EUR	3,091,384	USD	3,468,145	(13,451)
Morgan Stanley	10/07/2015	USD	3,534,814	EUR	3,091,384	80,120
Morgan Stanley	10/08/2015	BRL	15,667,229	USD	3,744,110	196,532
Morgan Stanley	10/08/2015	USD	8,499,555	BRL	31,334,458	618,271
Morgan Stanley	10/15/2015	USD	1,790,947	MYR	7,893,599	(2,859)
Morgan Stanley	10/26/2015	USD	1,791,923	CLF	1,261,872,266	(16,540)
						$1,224,777

12

Touchstone Flexible Income Fund (Unaudited) (Continued)

Credit Default Swaps on Credit Indices - Buy Protection(1)

			Pay			Upfront
	Termination	Notional	Fixed	Asset Backed/		Premium	Unrealized
Counterparty	Date	Amount(2)	Rate	Credit Indices	Value(3)	(Received)	Appreciation
Wells Fargo	06/20/2020	$10,000,000	1.000%	Markit CDX.NA.IG.24	$(53,456)	$(75,943)	$22,487

(1)	If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying Notes to Financial Statements.

13

Portfolio of Investments

Touchstone Focused Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 93.4%

Information Technology — 20.5%
Altera Corp.	126,280	$6,324,102
Apple, Inc.	355,854	39,250,696
Avnet, Inc.	556,878	23,767,553
Cisco Systems, Inc.	1,194,262	31,349,378
Google, Inc. - Class A*	37,636	24,025,693
Google, Inc. - Class C*	38,748	23,575,058
International Business Machines Corp.	95,052	13,779,688
Microsoft Corp.	623,205	27,583,053
Oracle Corp.	805,204	29,083,968
Xilinx, Inc.	188,541	7,994,138
		226,733,327

Health Care — 15.5%
Abbott Laboratories	974,159	39,180,675
Biogen, Inc.*	45,500	13,277,355
Bio-Rad Laboratories, Inc. - Class A*	198,950	26,720,974
Johnson & Johnson	237,989	22,216,273
Novartis AG ADR	394,798	36,289,833
Owens & Minor, Inc.	1,034,548	33,043,463
		170,728,573

Financials — 15.2%
Bank of America Corp.	1,871,630	29,159,995
Bank of New York Mellon Corp. (The)	1,621,604	63,485,797
Berkshire Hathaway, Inc. - Class B*	307,145	40,051,708
Goldman Sachs Group, Inc. (The)	204,114	35,466,849
		168,164,349

Consumer Discretionary — 11.1%
Amazon.com, Inc.*	68,220	34,921,136
Carnival Corp. (Panama)	536,348	26,656,496
Priceline Group, Inc. (The)*	15,803	19,546,099
Royal Caribbean Cruises Ltd. (Liberia)	128,880	11,481,919
Twenty-First Century Fox, Inc. - Class A	618,734	16,693,443
Vista Outdoor, Inc.*	296,648	13,180,071
		122,479,164

Consumer Staples — 10.8%
JM Smucker Co. (The)	229,435	26,176,239
Mondelez International, Inc. - Class A	1,343,795	56,264,697
Sysco Corp.	951,001	37,060,509
		119,501,445

Industrials — 9.8%
AGCO Corp.	511,558	23,853,950
General Electric Co.	1,476,664	37,241,466
II-VI, Inc.*	753,371	12,114,206
Kennametal, Inc.	726,860	18,091,545
WESCO International, Inc.*†	369,878	17,188,231
		108,489,398

Energy — 6.2%
Halliburton Co.	516,074	18,243,216
National Oilwell Varco, Inc.	336,343	12,663,314
Schlumberger Ltd. (Curacao)	261,635	18,044,966
World Fuel Services Corp.	536,913	19,221,485
		68,172,981

Materials — 4.3%
Agrium, Inc. (Canada)†	281,844	25,225,038
Reliance Steel & Aluminum Co.	407,771	22,023,712
		47,248,750
Total Common Stocks		$1,031,517,987

Investment Funds — 9.4%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	71,716,642	71,716,642
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	32,113,620	32,113,620
Total Investment Funds		$103,830,262

Total Investment Securities —102.8%
(Cost $1,046,528,173)		$1,135,348,249

Liabilities in Excess of Other Assets — (2.8%)		(30,844,630)

Net Assets — 100.0%		$1,104,503,619

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $31,829,472.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

14

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,031,517,987	$—	$—	$1,031,517,987
Investment Funds	103,830,262	—	—	103,830,262
				$1,135,348,249

See accompanying Notes to Financial Statements.

15

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.1%

Information Technology — 29.8%
Alliance Data Systems Corp.*	17,055	$4,416,903
Analog Devices, Inc.	70,310	3,966,187
Apple, Inc.	139,287	15,363,356
Facebook, Inc. - Class A*	86,700	7,794,330
Google, Inc. - Class A*	10,051	6,416,257
Google, Inc. - Class C*	10,067	6,124,964
MasterCard, Inc. - Class A	52,480	4,729,498
ON Semiconductor Corp.*	405,880	3,815,272
Palo Alto Networks, Inc.*	44,180	7,598,960
Red Hat, Inc.*	59,380	4,268,234
Salesforce.com, Inc.*	82,660	5,739,084
ServiceNow, Inc.*	19,140	1,329,273
Splunk, Inc.*	70,300	3,891,105
Visa, Inc. - Class A	73,630	5,129,066
		80,582,489

Consumer Discretionary — 24.4%
Amazon.com, Inc.*	12,934	6,620,785
Brunswick Corp.	56,140	2,688,545
Comcast Corp. - Class A	109,490	6,227,791
Delphi Automotive PLC (Jersey)	71,960	5,471,838
Five Below, Inc.*	77,660	2,607,823
Home Depot, Inc. (The)	44,890	5,184,346
Jarden Corp.*	121,724	5,949,869
Lowe's Cos., Inc.	84,210	5,803,753
Priceline Group, Inc. (The)*	5,056	6,253,564
Service Corp. International	146,310	3,965,001
Signet Jewelers Ltd. (Bermuda)	23,750	3,233,088
Starbucks Corp.	47,810	2,717,520
VF Corp.	80,760	5,508,640
Yum! Brands, Inc.	44,660	3,570,567
		65,803,130

Health Care — 17.7%
ARIAD Pharmaceuticals, Inc.*†	201,892	1,179,049
Celgene Corp.*	80,500	8,707,685
Cooper Cos., Inc. (The)	33,490	4,985,321
Jazz Pharmaceuticals PLC (Ireland)*	43,828	5,820,797
Merrimack Pharmaceuticals, Inc.*†	148,470	1,263,480
PTC Therapeutics, Inc.*	57,960	1,547,532
STERIS Corp.	90,490	5,879,135
Teva Pharmaceutical Industries Ltd. ADR	177,640	10,029,554
United Therapeutics Corp.*	33,845	4,441,818
Vertex Pharmaceuticals, Inc.*	38,245	3,982,834
		47,837,205

Industrials — 6.6%
Caterpillar, Inc.	17,530	1,145,761
ManpowerGroup, Inc.	49,360	4,042,090
TransDigm Group, Inc.*	19,355	4,111,196
Union Pacific Corp.	66,410	5,871,308
United Continental Holdings, Inc.*	48,420	2,568,681
		17,739,036

Energy — 5.1%
CONSOL Energy, Inc.†	311,150	3,049,270
Tesoro Corp.	68,160	6,627,878
Valero Energy Corp.	69,610	4,183,561
		13,860,709

Financials — 4.6%
BankUnited, Inc.	129,202	4,618,972
CBRE Group, Inc. - Class A*	104,650	3,348,800
Starwood Property Trust, Inc. REIT	216,350	4,439,502
		12,407,274

Materials — 4.0%
Dow Chemical Co. (The)	89,990	3,815,576
Eastman Chemical Co.	52,680	3,409,450
Vulcan Materials Co.	39,560	3,528,752
		10,753,778

Consumer Staples — 3.9%
Coca-Cola Enterprises, Inc.	135,130	6,533,536
Constellation Brands, Inc. - Class A	32,470	4,065,569
		10,599,105
Total Common Stocks		$259,582,726

Investment Funds — 3.5%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	5,042,093	5,042,093
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	4,275,388	4,275,388
Total Investment Funds		$9,317,481

Total Investment Securities —99.6%
(Cost $251,379,493)		$268,900,207

Other Assets in Excess of Liabilities — 0.4%		1,127,483

Net Assets — 100.0%		$270,027,690

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $4,367,993.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

16

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$259,582,726	$—	$—	$259,582,726
Investment Funds	9,317,481	—	—	9,317,481
				$268,900,207

See accompanying Notes to Financial Statements.

17

Portfolio of Investments

Touchstone International Value Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.3%

United Kingdom — 20.5%

Consumer Discretionary — 2.2%
Kingfisher PLC	422,000	$2,292,398

Consumer Staples — 6.6%
Dairy Crest Group PLC	229,547	2,112,992
Imperial Tobacco Group PLC	90,439	4,675,574

Financials — 1.2%
Barclays PLC	327,563	1,212,238

Health Care — 2.5%
Glaxosmithkline PLC	130,900	2,512,474

Industrials — 1.6%
Rolls-Royce Holdings PLC	159,300	1,634,122

Materials — 3.8%
DS Smith PLC	648,128	3,871,805

Utilities — 2.6%
National Grid PLC	191,005	2,660,146
Total United Kingdom		20,971,749

Netherlands — 12.5%

Financials — 6.5%
Aegon N.V.	346,500	1,986,891
Delta Lloyd N.V.	130,800	1,099,079
ING Groep NV	250,643	3,542,882

Industrials — 6.0%
Airbus Group NV	40,100	2,374,737
CNH Industrial N.V.	229,600	1,496,625
CNH Industrial N.V.†	57,300	373,596
Koninklijke Philips N.V.	79,800	1,877,453
Total Netherlands		12,751,263

Switzerland — 11.6%

Financials — 7.0%
Credit Suisse Group AG	90,356	2,171,873
Helvetia Holding AG	2,077	1,018,923
Swiss Life Holding AG	8,700	1,940,667
Zurich Insurance Group AG	8,062	1,979,272

Health Care — 1.8%
Novartis AG	20,149	1,851,933

Industrials — 2.8%
ABB Ltd.	66,672	1,179,663
ABB Ltd. ADR	31,900	563,673
OC Oerlikon Corp. AG	118,400	1,163,099
Total Switzerland		11,869,103

Japan — 10.9%

Industrials — 5.9%
Amada Co. Ltd.	125,700	958,408
Fuji Electric Co. Ltd.	548,000	1,987,417
Mabuchi Motor Co. Ltd.	32,800	1,424,163
Sumitomo Corp.	168,200	1,626,563

Information Technology — 5.0%
Canon, Inc.†	75,300	2,178,241
Hitachi Ltd.	357,000	1,801,433
Trend Micro, Inc.†	33,400	1,179,829
Total Japan		11,156,054

France — 5.7%

Consumer Staples — 1.3%
Casino Guichard Perrachon SA	24,531	1,306,404

Energy — 1.0%
Technip SA	22,600	1,069,520

Health Care — 3.4%
Sanofi	36,025	3,429,602
Total France		5,805,526

Denmark — 4.6%

Financials — 3.3%
Danske Bank A/S	111,225	3,361,258

Telecommunication Services — 1.3%
TDC A/S	250,000	1,289,334
Total Denmark		4,650,592

Germany — 4.0%

Consumer Discretionary — 1.2%
Daimler AG	17,100	1,244,940

Financials — 2.8%
Deutsche Boerse AG	33,406	2,881,084
Total Germany		4,126,024

Singapore — 3.7%

Consumer Discretionary — 1.8%
Jardine Cycle & Carriage Ltd.	96,800	1,839,219

Financials — 1.9%
United Overseas Bank Ltd.	150,700	1,967,707
Total Singapore		3,806,926

Spain — 3.0%

Financials — 3.0%
Banco de Sabadell SA	638,900	1,175,939
Banco Santander SA	348,988	1,855,723
Total Spain		3,031,662

18

Touchstone International Value Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 96.3% (Continued)

Ireland — 2.7%

Materials — 2.7%
CRH PLC	105,700	$2,790,040

Israel — 2.6%

Health Care — 2.6%
Teva Pharmaceutical Industries Ltd. ADR	47,800	2,698,788

South Korea — 2.6%

Consumer Discretionary — 0.9%
Hankook Tire Co. Ltd.	28,600	957,445

Financials — 1.7%
Shinhan Financial Group Co. Ltd.	49,550	1,732,865
Total South Korea		2,690,310

Austria — 2.3%

Financials — 2.3%
Erste Group Bank AG*	82,100	2,385,911

Italy — 2.0%

Energy — 2.0%
Eni SpA	131,791	2,073,129

Thailand — 1.8%

Consumer Staples — 1.5%
Charoen Pokphand Foods PCL	2,570,300	1,468,794

Financials — 0.3%
Bangkok Bank PCL	76,500	336,027
Total Thailand		1,804,821

Brazil — 1.7%

Industrials — 1.7%
Embraer SA ADR	67,800	1,734,324

Norway — 1.6%

Consumer Staples — 1.6%
Orkla ASA	216,567	1,601,574

Hong Kong — 1.1%

Utilities — 1.1%
Guangdong Investment Ltd.	738,900	1,102,973

United States — 1.0%

Consumer Staples — 0.7%
Philip Morris International, Inc.	8,500	674,305

Industrials — 0.3%
Joy Global, Inc.	21,000	313,530
Total United States		987,835

Indonesia — 0.4%

Telecommunication Services — 0.4%
Telekomunikasi Indonesia Persero Tbk PT	1,990,600	359,505
Total Common Stocks		$98,398,109

Investment Funds — 4.1%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	3,500,488	3,500,488
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	660,760	660,760
Total Investment Funds		$4,161,248

Total Investment Securities —100.4%
(Cost $112,071,040)		$102,559,357

Liabilities in Excess of Other Assets — (0.4%)		(359,823)

Net Assets — 100.0%		$102,199,534

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $639,890.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

19

Touchstone International Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
United Kingdom	$2,112,992	$18,858,757	$—	$20,971,749
Netherlands	3,916,478	8,834,785	—	12,751,263
Switzerland	563,673	11,305,430	—	11,869,103
Japan	—	11,156,054	—	11,156,054
France	—	5,805,526	—	5,805,526
Denmark	—	4,650,592	—	4,650,592
Germany	—	4,126,024	—	4,126,024
Singapore	—	3,806,926	—	3,806,926
Spain	—	3,031,662	—	3,031,662
Ireland	—	2,790,040	—	2,790,040
Israel	2,698,788	—	—	2,698,788
South Korea	—	2,690,310	—	2,690,310
Austria	—	2,385,911	—	2,385,911
Italy	—	2,073,129	—	2,073,129
Thailand	—	1,804,821	—	1,804,821
Brazil	1,734,324	—	—	1,734,324
Norway	—	1,601,574	—	1,601,574
Hong Kong	—	1,102,973	—	1,102,973
United States	987,835	—	—	987,835
Indonesia	—	359,505	—	359,505
Investment Funds	4,161,248	—	—	4,161,248
				$102,559,357

At September 30, 2015, equity securities valued at $5,655,878 were transferred from Level 2 to Level 1. Transfers from Level 2 to Level 1 occur when the movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Financial Statements.

20

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.2%

Health Care — 20.5%
Agilent Technologies, Inc.	314,670	$10,802,621
Align Technology, Inc.*	210,331	11,938,388
Allscripts Healthcare Solutions, Inc.*	905,161	11,223,996
AMAG Pharmaceuticals, Inc.*	298,830	11,872,516
Cooper Cos., Inc. (The)	91,459	13,614,587
ICON PLC (Ireland)*	224,710	15,947,669
Jazz Pharmaceuticals PLC (Ireland)*	132,849	17,643,676
Quest Diagnostics, Inc.	233,390	14,346,483
Teleflex, Inc.	55,520	6,896,139
United Therapeutics Corp.*	115,260	15,126,722
Vertex Pharmaceuticals, Inc.*	146,881	15,296,187
		144,708,984

Consumer Discretionary — 18.6%
AMC Networks, Inc. - Class A*	140,350	10,269,410
BorgWarner, Inc.	178,190	7,410,922
Charter Communications, Inc.*	39,360	6,921,456
Dollar General Corp.	162,430	11,766,429
Dollar Tree, Inc.*	151,385	10,091,324
Expedia, Inc.	111,960	13,175,453
Jarden Corp.*	310,972	15,200,311
Six Flags Entertainment Corp.	398,180	18,228,680
Starwood Hotels & Resorts Worldwide, Inc.	213,675	14,205,114
Ulta Salon Cosmetics & Fragrance, Inc.*	104,865	17,129,698
VF Corp.	105,630	7,205,022
		131,603,819

Industrials — 17.1%
Fortune Brands Home & Security, Inc.	182,060	8,642,388
IHS, Inc. - Class A*	96,190	11,158,040
JB Hunt Transport Services, Inc.	139,555	9,964,227
Lennox International, Inc.	122,841	13,921,571
Macquarie Infrastructure Co. LLC	100,920	7,534,687
ManpowerGroup, Inc.	118,270	9,685,130
Middleby Corp. (The)*	124,575	13,104,044
Nielsen Holdings PLC	260,191	11,570,694
TransDigm Group, Inc.*	42,520	9,031,673
United Continental Holdings, Inc.*	361,910	19,199,326
WABCO Holdings, Inc.*	66,185	6,938,174
		120,749,954

Information Technology — 15.4%
Alliance Data Systems Corp.*	52,825	13,680,619
Applied Materials, Inc.	595,410	8,746,573
Autodesk, Inc.*	208,160	9,188,182
LinkedIn Corp. - Class A*	60,236	11,452,671
Maxim Integrated Products, Inc.	400,540	13,378,036
NICE Systems Ltd. ADR	240,483	13,546,407
Red Hat, Inc.*	160,850	11,561,898
Sabre Corp.	447,850	12,172,563
Total System Services, Inc.	326,422	14,829,351
		108,556,300

Financials — 12.2%
Ameriprise Financial, Inc.	127,730	13,939,175
Aon PLC (United Kingdom)	123,000	10,899,030
Assurant, Inc.	129,520	10,233,375
BankUnited, Inc.	449,430	16,067,123
CBRE Group, Inc. - Class A*	257,043	8,225,376
Crown Castle International Corp. REIT	123,000	9,701,010
Unum Group	533,010	17,098,961
		86,164,050

Materials — 6.1%
Eastman Chemical Co.	144,604	9,358,771
Scotts Miracle-Gro Co. (The) - Class A	123,003	7,481,042
Vulcan Materials Co.	182,140	16,246,888
WR Grace & Co.*	104,870	9,758,154
		42,844,855

Energy — 3.9%
CONSOL Energy, Inc.†	469,930	4,605,314
Tesoro Corp.	119,847	11,653,922
Valero Energy Corp.	190,078	11,423,688
		27,682,924

Consumer Staples — 2.4%
Constellation Brands, Inc. - Class A	137,196	17,178,311
Total Common Stocks		$679,489,197

Investment Funds — 5.2%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	32,851,796	32,851,796
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	4,268,832	4,268,832
Total Investment Funds		$37,120,628

Total Investment Securities —101.4%
(Cost $649,819,959)		$716,609,825

Liabilities in Excess of Other Assets — (1.4%)		(10,084,842)

Net Assets — 100.0%		$706,524,983

21

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $4,357,766.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

LLC - Limited Liability Company

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$679,489,197	$—	$—	$679,489,197
Investment Funds	37,120,628	—	—	37,120,628
				$716,609,825

See accompanying Notes to Financial Statements.

22

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 59.9%

Cayman Islands — 17.0%

Consumer Discretionary — 5.4%
NagaCorp Ltd.	1,186,000	$713,195
Qunar Cayman Islands Ltd. ADR*†	61,800	1,858,326
Sands China Ltd.	507,200	1,540,600

Information Technology — 11.6%
Alibaba Group Holding, Ltd. ADR*	62,900	3,709,214
Baidu, Inc. ADR*	30,300	4,163,523
Tencent Holdings Ltd.	58,300	982,739
Total Cayman Islands		12,967,597

South Africa — 7.5%

Consumer Discretionary — 6.4%
Naspers Ltd. - Class N	39,000	4,887,761

Consumer Staples — 1.1%
Shoprite Holdings Ltd.	71,500	812,017
Total South Africa		5,699,778

Brazil — 5.1%

Consumer Staples — 3.0%
Raia Drogasil SA	226,600	2,235,421

Information Technology — 2.1%
Cielo SA	173,880	1,616,652
Total Brazil		3,852,073

Thailand — 3.6%

Consumer Staples — 2.3%
CP ALL PCL	1,295,100	1,710,533

Health Care — 1.3%
Bangkok Dusit Medical Services PCL - Class F	1,952,100	997,128
Total Thailand		2,707,661

Philippines — 3.4%

Consumer Staples — 2.3%
Universal Robina Corp.	427,200	1,754,865

Financials — 1.1%
SM Prime Holdings, Inc.	1,866,600	826,920
Total Philippines		2,581,785

Indonesia — 3.3%

Financials — 2.0%
Bank Rakyat Indonesia Persero Tbk PT	2,638,500	1,562,245

Health Care — 1.3%
Kalbe Farma Tbk PT	10,315,000	970,570
Total Indonesia		2,532,815

United Kingdom — 3.0%

Health Care — 3.0%
Hikma Pharmaceuticals PLC	66,600	2,300,606

Taiwan — 2.7%

Information Technology — 2.7%
Largan Precision Co. Ltd.	13,000	1,014,584
Taiwan Semiconductor Manufacturing Co. Ltd.	251,000	1,005,927
Total Taiwan		2,020,511

Russia — 2.4%

Consumer Staples — 2.4%
Magnit OJSC GDR	37,700	1,803,415

United States — 2.3%

Information Technology — 2.3%
MercadoLibre, Inc.	18,900	1,721,034

South Korea — 2.2%

Consumer Staples — 2.2%
Amorepacific Corp.	1,900	619,150
LG Household & Health Care Ltd.	1,500	1,085,534
Total South Korea		1,704,684

Turkey — 1.8%

Consumer Staples — 1.8%
BIM Birlesik Magazalar AS	79,100	1,402,719

China — 1.7%

Health Care — 1.7%
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	2,000,000	1,267,898

Malaysia — 1.5%

Health Care — 1.5%
IHH Healthcare Bhd	844,400	1,146,805

Peru — 1.3%

Financials — 1.3%
Credicorp Ltd.	9,500	1,010,420

Virgin Islands (British) — 1.1%

Information Technology — 1.1%
Mail.ru Group Ltd. GDR*	47,700	829,980
Total Common Stocks		$45,549,781

23

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

	Number	Market
	of Contracts	Value

Low Exercise Price Options — 35.0%

India — 31.3%

Adani Ports and Special Economic
Zone
Strike $0.0001, Exp 9/21/16	693,900	$3,136,428
Apollo Hospitals Enterprise Ltd.
Strike $0.0001, Exp 9/23/16	73,300	1,598,673
Asian Paints Ltd.
Strike $0.01, Exp 7/31/18	168,800	2,148,824
Bharat Forge Ltd.
Strike $0.01, Exp 4/22/19	46,200	634,326
Eicher Motors Ltd.
Strike $0.01, Exp 5/14/20	4,900	1,325,744
Housing Development Finance Corp.
Strike $0.0001, Exp 5/5/16	234,800	4,308,580
ITC Ltd.
Strike $0.0001, Exp 8/4/16	408,900	2,036,322
Jubilant Foodworks Ltd.
Strike $0.01, Exp 7/25/17	113,600	2,752,528
Larsen & Toubro Ltd.
Strike $0.01, Exp 09/18/17	73,200	1,624,308
Lupin Ltd.
Strike $0.001, Exp 6/8/17	64,700	1,991,466
Shriram Transport Finance Co. Ltd.
Strike $0.01, Exp 8/29/18	105,500	1,477,000
Zee Entertainment Enterprises Ltd.
Strike $0.01, Exp 3/1/17	131,800	782,892
Total India		23,817,091

Saudi Arabia — 3.7%

Almarai Co. Ltd.
Strike $0.0001, Exp 3/13/17	126,200	2,818,929
Total Low Exercise Price Options		$26,636,020

	Shares

Investment Funds — 2.3%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	60,400	60,400
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	1,722,125	1,722,125
Total Investment Funds		$1,782,525

Total Investment Securities —97.2%
(Cost $79,367,617)		$73,968,326

Other Assets in Excess of Liabilities — 2.8%		2,133,386

Net Assets — 100.0%		$76,101,712

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $1,801,193.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

PLC - Public Limited Company

24

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks
Cayman Islands	$9,731,063	$3,236,534	$—	$12,967,597
South Africa	—	5,699,778	—	5,699,778
Brazil	3,852,073	—	—	3,852,073
Thailand	—	2,707,661	—	2,707,661
Philippines	1,754,865	826,920	—	2,581,785
Indonesia	—	2,532,815	—	2,532,815
United Kingdom	—	2,300,606	—	2,300,606
Taiwan	—	2,020,511	—	2,020,511
Russia	—	1,803,415	—	1,803,415
United States	1,721,034	—	—	1,721,034
South Korea	—	1,704,684	—	1,704,684
Turkey	1,402,719	—	—	1,402,719
China	—	1,267,898	—	1,267,898
Malaysia	1,146,805	—	—	1,146,805
Peru	1,010,420	—	—	1,010,420
Virgin Islands (British)	829,980	—	—	829,980
Low Exercise Price
Options
Equity Contracts	—	26,636,020	—	26,636,020
Investment Funds	1,782,525	—	—	1,782,525
				$73,968,326

At September 30, 2015, equity securities valued at $2,082,662 and $3,987,564 were transferred from Level 1 to Level 2 and from Level 2 to Level 1, respectively. Transfers from Level 1 to Level 2 are due to significant movement of a designated U.S. market index, triggering a systematic valuation model provided by an independent third party to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when the movement of the designated U.S. market index is no longer significant.

See accompanying Notes to Financial Statements.

25

Portfolio of Investments

Touchstone Small Cap Growth Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.1%

Health Care — 27.5%
ABIOMED, Inc.*	113,699	$10,546,719
Acadia Pharmaceuticals, Inc.*	81,570	2,697,520
Agios Pharmaceuticals, Inc.*†	29,581	2,088,123
Akorn, Inc.*	184,138	5,248,854
Alder Biopharmaceuticals, Inc.*	51,116	1,674,560
AMN Healthcare Services, Inc.*	182,542	5,478,085
Anacor Pharmaceuticals, Inc.*	22,342	2,629,877
ANI Pharmaceuticals, Inc.*†	79,983	3,160,128
Bluebird Bio, Inc.*	23,752	2,031,983
Cambrex Corp.*	139,566	5,537,979
Charles River Laboratories International, Inc.*	115,034	7,306,960
Chemed Corp.	53,329	7,117,822
China Biologic Products, Inc.*	78,049	7,010,361
Enanta Pharmaceuticals, Inc.*†	101,231	3,658,488
Globus Medical, Inc. - Class A*	123,692	2,555,477
Horizon Pharma PLC*†	259,968	5,152,566
ICON PLC (Ireland)*	159,474	11,317,870
Insulet Corp.*	83,352	2,159,650
Medidata Solutions, Inc.*	123,989	5,221,177
Momenta Pharmaceuticals, Inc.*	107,571	1,765,240
Natus Medical, Inc.*	155,746	6,144,180
Ophthotech Corp.*	85,148	3,450,197
Radius Health, Inc.*	37,380	2,590,808
STERIS Corp.	74,038	4,810,249
Tandem Diabetes Care, Inc.*	138,048	1,216,203
WuXi PharmaTech Cayman, Inc. ADR*	170,316	7,359,354
ZS Pharma, Inc.*†	32,722	2,148,526
		122,078,956

Information Technology — 26.4%
ARRIS Group, Inc.*	184,450	4,790,167
Bitauto Holdings Ltd. ADR*	63,701	1,896,379
Ciena Corp.*	247,845	5,135,348
Cimpress NV (Netherlands)*†	55,452	4,220,452
Cirrus Logic, Inc.*	155,139	4,888,430
comScore, Inc.*†	124,931	5,765,566
Euronet Worldwide, Inc.*	172,282	12,764,373
Heartland Payment Systems, Inc.	208,885	13,161,844
Infinera Corp.*	344,957	6,747,359
j2 Global, Inc.	88,251	6,252,583
Manhattan Associates, Inc.*	159,919	9,962,954
MAXIMUS, Inc.	114,938	6,845,707
Mentor Graphics Corp.	202,836	4,995,851
Power Integrations, Inc.	95,483	4,026,518
Radware Ltd. (Israel)*	137,357	2,233,425
Super Micro Computer, Inc.*	119,667	3,262,122
Synaptics, Inc.*	56,540	4,662,288
Syntel, Inc.*	92,961	4,212,063
Verint Systems, Inc.*	117,958	5,089,888
Virtusa Corp.*	130,510	6,696,468
		117,609,785

Consumer Discretionary — 15.5%
Burlington Stores, Inc.*	174,783	8,920,924
Columbia Sportswear Co.	101,027	5,939,378
Cooper Tire & Rubber Co.	152,695	6,032,980
G-III Apparel Group Ltd.*	139,255	8,586,463
Imax Corp. (Canada)*	136,170	4,601,184
Jumei International Holding Ltd.
(Cayman Islands) ADR*†	174,322	1,720,558
La-Z-Boy, Inc.	222,522	5,910,184
Lithia Motors, Inc. - Class A	71,556	7,735,919
Pinnacle Entertainment, Inc.*	94,432	3,195,579
Restoration Hardware Holdings, Inc.*†	81,849	7,637,330
Skechers U.S.A., Inc. - Class A*	31,406	4,210,917
Sportsman's Warehouse Holdings, Inc.*	361,512	4,453,828
		68,945,244

Financials — 10.2%
Amtrust Financial Services, Inc.†	52,560	3,310,229
BofI Holding, Inc.*	50,996	6,569,815
E-House China Holdings Ltd. ADR†	288,904	1,716,090
Financial Engines, Inc.†	126,317	3,722,562
Green Dot Corp. - Class A*	250,733	4,412,901
HFF, Inc. - Class A	213,044	7,192,365
Interactive Brokers Group, Inc. - Class A	114,266	4,510,079
Janus Capital Group, Inc.	351,524	4,780,726
MarketAxess Holdings, Inc.	42,981	3,992,075
PRA Group, Inc.*†	93,554	4,950,878
		45,157,720

Industrials — 8.1%
Astronics Corp.*	107,223	4,335,026
AZZ, Inc.	102,937	5,012,002
CaesarStone Sdot - Yam Ltd. (Israel)	113,840	3,460,736
Hexcel Corp.	116,881	5,243,282
Korn/Ferry International	179,314	5,929,914
Proto Labs, Inc.*†	70,465	4,721,155
Saia, Inc.*	137,145	4,244,638
Tutor Perini Corp.*	190,763	3,139,959
		36,086,712

Consumer Staples — 3.9%
B&G Foods, Inc.	130,384	4,752,497
Boston Beer Co., Inc. (The) - Class A*	22,628	4,765,683
Casey's General Stores, Inc.	75,533	7,773,856
		17,292,036

Energy — 3.5%
Carrizo Oil & Gas, Inc.*	136,634	4,172,802
Diamondback Energy, Inc.*	60,716	3,922,254
Matador Resources Co.*	149,633	3,103,388
Matrix Service Co.*	189,240	4,252,223
		15,450,667

Materials — 2.0%
KapStone Paper and Packaging Corp.	208,174	3,436,953
LSB Industries, Inc.*	19,559	299,644
Silgan Holdings, Inc.	103,083	5,364,439
		9,101,036
Total Common Stocks		$431,722,156

26

Touchstone Small Cap Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value
Exchange Traded Fund — 1.6%
iShares Russell 2000 Growth ETF†	55,000	$7,368,350

Investment Funds — 11.6%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	16,258,735	16,258,735
Invesco Government & Agency Portfolio, Institutional Class, 0.04%**∞Ω	35,159,543	35,159,543
Total Investment Funds		$51,418,278

Total Investment Securities —110.3%
(Cost $491,428,648)		$490,508,784

Liabilities in Excess of Other Assets — (10.3%)		(45,724,803)

Net Assets — 100.0%		$444,783,981

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2015 was $36,355,903.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$431,722,156	$—	$—	$431,722,156
Exchange Traded Fund	7,368,350	—	—	7,368,350
Investment Funds	51,418,278	—	—	51,418,278
				$490,508,784

See accompanying Notes to Financial Statements.

27

Portfolio of Investments

Touchstone Sustainability and Impact Equity Fund – September 30, 2015 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

United States — 58.2%

Consumer Discretionary — 5.8%
Comcast Corp. - Class A	103,724	$5,899,821
Ford Motor Co.	302,358	4,102,998
Macy's, Inc.	76,820	3,942,402
Panera Bread Co. - Class A*	13,741	2,657,647

Consumer Staples — 2.6%
CVS Health Corp.	77,209	7,449,124

Energy — 3.6%
Anadarko Petroleum Corp.	78,645	4,749,372
Apache Corp.	95,572	3,742,600
Noble Energy, Inc.	66,469	2,006,034

Financials — 13.0%
Aflac, Inc.	90,838	5,280,414
Annaly Capital Management, Inc. REIT	322,670	3,184,753
Comerica, Inc.	124,675	5,124,142
Discover Financial Services	70,798	3,680,788
JPMorgan Chase & Co.	133,995	8,169,675
M&T Bank Corp.	52,097	6,353,229
Reinsurance Group of America, Inc.	61,859	5,603,807

Health Care — 9.7%
Baxalta, Inc.	129,060	4,066,681
Express Scripts Holding Co.*	80,344	6,504,650
Incyte Corp. Ltd.*	20,564	2,268,826
Merck & Co., Inc.	110,140	5,439,815
Regeneron Pharmaceuticals, Inc.*	9,149	4,255,566
St Jude Medical, Inc.	66,411	4,189,870
Ultragenyx Pharmaceutical, Inc.*	12,457	1,199,734

Industrials — 8.5%
Roper Technologies, Inc.	33,727	5,285,021
Southwest Airlines Co.	196,327	7,468,279
United Continental Holdings, Inc.*	112,244	5,954,544
United Parcel Service, Inc. - Class B	33,330	3,289,338
USG Corp.*	89,999	2,395,773

Information Technology — 11.0%
Google, Inc. - Class A*	19,568	12,491,624
Microsoft Corp.	164,987	7,302,325
Oracle Corp.	141,611	5,114,989
Visa, Inc. - Class A	97,589	6,798,050

Materials — 0.8%
Praxair, Inc.	22,025	2,243,466

Telecommunication Services — 1.2%
SBA Communications Corp. - Class A*	33,147	3,471,817

Utilities — 2.0%
American Water Works Co., Inc.	103,468	5,699,017
Total United States		167,386,191

Japan — 10.8%

Consumer Discretionary — 1.0%
NGK Spark Plug Co. Ltd.	128,600	2,952,119

Industrials — 4.9%
Amada Holdings Co. Ltd.	481,100	3,668,179
Kinden Corp.	373,400	4,735,917
Nabtesco Corp.	161,500	2,950,617
SMC Corp.	12,400	2,715,085

Telecommunication Services — 4.9%
Nippon Telegraph & Telephone Corp.	286,200	10,081,005
SoftBank Group Corp.	84,400	3,902,640
Total Japan		31,005,562

United Kingdom — 10.1%

Consumer Discretionary — 2.9%
Delphi Automotive PLC	65,861	5,008,070
InterContinental Hotels Group PLC	95,376	3,304,236

Consumer Staples — 1.1%
Unilever PLC ADR	75,272	3,069,592

Energy — 1.3%
BG Group PLC	267,268	3,855,565

Financials — 1.4%
Prudential PLC	194,208	4,097,102

Industrials — 2.6%
Intertek Group PLC	63,106	2,328,767
Pentair PLC	100,869	5,148,354

Materials — 0.8%
Johnson Matthey PLC	63,918	2,369,806
Total United Kingdom		29,181,492

Switzerland — 3.8%

Health Care — 2.8%
Novartis AG	85,821	7,887,970

Information Technology — 1.0%
TE Connectivity Ltd.	49,324	2,954,014
Total Switzerland		10,841,984

Netherlands — 3.7%

Financials — 3.1%
ING Groep NV	617,198	8,724,208

Information Technology — 0.6%
InterXion Holding NV*	66,436	1,799,087
Total Netherlands		10,523,295

Sweden — 3.2%

Financials — 3.2%
Svenska Handelsbanken AB - Class A	357,960	5,134,886

28

Touchstone Sustainability and Impact Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.2% (Continued)

Sweden — (Continued)

Financials — (Continued)
Swedbank AB - Class A	184,421	$4,079,456
Total Sweden		9,214,342

Germany — 2.8%

Consumer Discretionary — 0.6%
Bayerische Motoren Werke AG	20,102	1,753,762

Materials — 2.2%
HeidelbergCement AG	93,697	6,434,391
Total Germany		8,188,153

China — 2.2%

Consumer Discretionary — 1.0%
Ctrip.com International Ltd. ADR*	43,620	2,755,912

Information Technology — 1.2%
Baidu, Inc. ADR*	26,019	3,575,271
Total China		6,331,183

France — 2.0%

Industrials — 2.0%
Cie DE Saint-Gobain	93,068	4,039,207
Schneider Electric SE	32,532	1,821,771
Total France		5,860,978

Ireland — 1.1%

Health Care — 1.1%
Mallinckrodt PLC	51,329	3,281,976

Hong Kong — 0.8%

Telecommunication Services — 0.8%
China Mobile Ltd. ADR	37,186	2,212,567

Bermuda — 0.5%

Information Technology — 0.5%
Marvell Technology Group Ltd.*	167,837	1,518,925
Total Common Stocks		$285,546,648

Investment Fund — 0.4%
Dreyfus Cash Management, Institutional Shares, 0.06%∞Ω	1,028,268	$1,028,268

Total Investment Securities —99.6%
(Cost $319,626,534)		$286,574,916

Other Assets in Excess of Liabilities — 0.4%		1,204,046

Net Assets — 100.0%		$287,778,962

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2015.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$167,386,191	$—	$—	$167,386,191
Japan	—	31,005,562	—	31,005,562
United Kingdom	13,226,016	15,955,476	—	29,181,492
Switzerland	2,954,014	7,887,970	—	10,841,984
Netherlands	10,523,295	—	—	10,523,295
Sweden	—	9,214,342	—	9,214,342
Germany	—	8,188,153	—	8,188,153
China	6,331,183	—	—	6,331,183
France	—	5,860,978	—	5,860,978
Ireland	3,281,976	—	—	3,281,976
Hong Kong	2,212,567	—	—	2,212,567
Bermuda	1,518,925	—	—	1,518,925
Investment Fund	1,028,268	—	—	1,028,268
				$286,574,916

See accompanying Notes to Financial Statements.

29

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Assets
Investments, at cost	$365,861,789	$1,046,528,173	$251,379,493	$112,071,040
Investments, at market value (A)	$362,620,724	$1,135,348,249	$268,900,207	$102,559,357
Cash deposits held at prime broker*	832,250	—	—	—
Foreign Currency (B)	5,591	—	—	30,003
Unrealized appreciation on forward foreign currency contracts	1,494,514	—	—	—
Unrealized appreciation on swap agreements	22,487	—	—	—
Dividends and interest receivable	3,441,001	1,340,173	189,848	165,460
Receivable for capital shares sold	5,434,163	4,034,073	689,558	82,848
Receivable for investments sold	1,690,334	7,571,924	7,733,905	56,558
Receivable for variation margin on futures contracts	376,913	—	—	—
Receivable for securities lending income	620	8,478	1,707	801
Tax reclaim receivable	22,085	144,903	1,896	125,597
Other assets	31,409	34,751	26,837	10,747
Total Assets	375,972,091	1,148,482,551	277,543,958	103,031,371

Liabilities
Premium received on swap agreements	75,943	—	—	—
Bank overdrafts	—	—	—	—
Foreign currency (B)	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	269,737	—	—	—
Payable for return of collateral for securities on loan	4,609,788	32,113,620	4,275,388	660,760
Payable for capital shares redeemed	169,632	694,551	942,130	9,470
Payable for investments purchased	3,643,677	9,835,806	1,978,135	—
Payable to Investment Advisor	193,107	573,671	165,425	69,741
Payable to other affiliates	29,579	175,436	37,937	399
Payable to Trustees	6,557	6,557	6,557	6,557
Payable for professional services	12,655	24,887	13,685	15,235
Payable to Transfer Agent	151,764	502,867	72,232	29,499
Other accrued expenses and liabilities	30,782	51,537	24,779	40,176
Total Liabilities	9,193,221	43,978,932	7,516,268	831,837

Net Assets	$366,778,870	$1,104,503,619	$270,027,690	$102,199,534

Net assets consist of:
Paid-in capital	$380,254,671	$963,988,774	$243,048,674	$224,062,074
Accumulated net investment income (loss)	176,836	11,193,856	(195,431)	4,570,301
Accumulated net realized gains (losses) on investments, futures contracts, written options, swap agreements and foreign currency transactions	(12,025,228)	40,500,913	9,653,733	(116,911,647)
Net unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency Transactions	(1,627,409)	88,820,076	17,520,714	(9,521,194)
Net Assets	$366,778,870	$1,104,503,619	$270,027,690	$102,199,534
(A) Includes market value of securities on loan of:	$4,478,299	$31,829,472	$4,367,993	$639,890
(B) Cost of foreign currency:	$5,893	$—	$—	$30,004

* Represents segregated cash for futures contracts and swap agreements.

See accompanying Notes to Financial Statements.

30

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
Touchstone	Sands Capital		Touchstone
Mid Cap	Emerging	Touchstone	Sustainability
Growth	Markets	Small Cap	and Impact
Fund	Growth Fund	Growth Fund	Equity Fund

$649,819,959	$79,367,617	$491,428,648	$319,626,534
$716,609,825	$73,968,326	$490,508,784	$286,574,916
—	—	—	—
—	26,807	—	—
—	—	—	—
—	—	—	—
300,727	16,532	138,140	582,702
1,041,706	3,291,557	4,855,765	187,702
1,455,947	761,982	9,143,830	1,681,590
—	—	—	—
1,208	388	17,351	33
—	1,497	1,156	41,158
38,632	16,022	82,981	109,653
719,448,045	78,083,111	504,748,007	289,177,754

—	—	—	—
—	—	1,221	1,498
—	—	—	8
—	—	—	—
4,268,832	1,722,125	35,159,543	—
828,245	81,711	2,192,759	935,325
6,746,743	38,275	22,031,151	—
447,018	67,284	406,316	166,688
251,979	6,499	33,909	72,266
6,557	6,557	6,557	6,557
20,714	19,280	13,985	4,434
301,768	6,132	110,946	209,908
51,206	33,536	7,639	2,108
12,923,062	1,981,399	59,964,026	1,398,792

$706,524,983	$76,101,712	$444,783,981	$287,778,962

$581,695,854	$91,128,858	$449,649,501	$268,593,664
(1,336,870)	(75,964)	(1,758,277)	387,738

59,376,133	(9,550,103)	(2,187,379)	51,850,020

66,789,866	(5,401,079)	(919,864)	(33,052,460)
$706,524,983	$76,101,712	$444,783,981	$287,778,962
$4,357,766	$1,801,193	$36,355,903	$—
$—	$26,913	$—	$(8)

31

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$33,646,731	$330,113,714	$41,222,793	$3,924,981
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,209,945	9,375,868	1,395,256	520,618
Net asset value price per share*	$10.48	$35.21	$29.54	$7.54
Maximum sales charge - Class A shares	5.75%	5.75%	5.75%	5.75%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share - Class A shares	$11.12	$37.36	$31.34	$8.00

Pricing of Class B Shares
Net assets applicable to Class B shares	$—	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	—
Net asset value, offering price per share**	$—	$—	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$31,346,021	$15,406,526	$11,996,203	$142,605
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,028,890	449,378	463,463	20,538
Net asset value, offering price per share**	$10.35	$34.28	$25.88	$6.94

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$259,468,730	$706,362,809	$90,563,755	$5,371,538
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	24,687,094	19,731,867	3,014,523	711,670
Net asset value, offering price and redemption price per share	$10.51	$35.80	$30.04	$7.55

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$42,317,388	$52,620,570	$126,244,939	$92,760,410
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	4,027,944	1,463,010	4,170,024	12,263,562
Net asset value, offering price and redemption price per share	$10.51	$35.97	$30.27	$7.56

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of a $1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

32

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
Touchstone	Sands Capital		Touchstone
Mid Cap	Emerging	Touchstone	Sustainability
Growth	Markets	Small Cap	and Impact
Fund	Growth Fund	Growth Fund	Equity Fund

$220,497,155	$—	$36,526,756	$147,867,993

9,208,034	—	7,001,417	8,173,533
$23.95	$—	$5.22	$18.09
5.75%	—	5.75%	5.75%

$25.41	$—	$5.54	$19.19

$1,782,334	$—	$—	$1,020,870

99,546	—	—	63,360
$17.90	$—	$—	$16.11

$134,019,860	$—	$17,593,513	$64,563,173

7,684,532	—	4,034,208	4,097,459
$17.44	$—	$4.36	$15.76

$264,166,004	$41,766,531	$363,003,654	$71,634,169

10,758,999	4,750,578	62,578,014	3,860,453
$24.55	$8.79	$5.80	$18.56

$86,059,630	$34,335,181	$27,660,058	$2,692,757

3,484,688	3,906,526	4,744,175	145,111
$24.70	$8.79	$5.83	$18.56

33

Statements of Operations

For the Six Months Ended September 30, 2015 (Unaudited)

	Touchstone		Touchstone	Touchstone
	Flexible	Touchstone	Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Investment Income (loss)
Dividends from affiliated funds	$318	$449	$178	$43
Dividends from non-affiliated securities(A)	2,965,399	8,528,049	1,397,866	2,308,353
Interest	5,411,203	—	—	—
Income from securities loaned	4,642	30,468	8,731	55,270
Total Investment Income	8,381,562	8,558,966	1,406,775	2,363,666
Expenses
Investment advisory fees	1,227,537	3,598,258	1,135,250	567,455
Administration fees	254,276	833,329	219,482	82,281
Compliance fees and expenses	1,175	1,175	1,175	1,175
Custody fees	25,703	10,237	5,268	18,824
Professional fees	17,067	27,028	14,395	17,002
Transfer Agent fees, Class A	16,837	344,214	33,557	6,545
Transfer Agent fees, Class B	—	—	—	—
Transfer Agent fees, Class C	12,259	4,550	7,967	274
Transfer Agent fees, Class Y	164,863	405,246	46,277	24,774
Transfer Agent fees, Institutional Class	1,918	5,168	15,705	79
Registration fees, Class A	8,167	13,199	6,268	3,642
Registration fees, Class B	—	—	—	—
Registration fees, Class C	5,764	2,853	4,561	2,515
Registration fees, Class Y	6,984	9,528	7,350	2,185
Registration fees, Institutional Class	4,243	7,150	5,194	1,593
Reports to Shareholders, Class A	4,693	19,381	6,152	4,340
Reports to Shareholders, Class B	—	—	—	—
Reports to Shareholders, Class C	4,591	3,988	4,260	3,618
Reports to Shareholders, Class Y	5,120	34,693	4,525	3,656
Reports to Shareholders, Institutional Class	3,612	3,674	3,944	7,588
Distribution expenses, Class A	41,360	404,855	59,165	6,131
Distribution expenses, Class B	—	—	—	—
Distribution and shareholder servicing expenses, Class C	144,209	56,355	68,538	1,037
Trustee fees	6,775	6,775	6,775	6,775
Other expenses	36,261	311,307	25,279	18,033
Total Expenses	1,993,414	6,102,963	1,681,087	779,522
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(354,791)	(302,995)	(122,099)	(200,054)
Fees eligible for recoupment by the Advisor(B)	—	—	—	—
Net Expenses	1,638,623	5,799,968	1,558,988	579,468
Net Investment Income (Loss)	6,742,939	2,758,998	(152,213)	1,784,198
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments from non-affiliated securities	(2,057,664)	12,709,373	12,857,230	1,029,128
Net realized losses on futures contracts	(422,845)	—	—	—
Net realized gains on written options	51,463	—	—	—
Net realized losses on swap agreements	(6,098)	—	—	—
Net realized gains (losses) on foreign currency transactions	1,642,592	—	—	(45,709)
Net change in unrealized appreciation (depreciation) on investments	(7,307,823)	(77,248,747)	(46,828,094)	(14,249,133)
Net change in unrealized appreciation (depreciation) on futures contracts	627,033	—	—	—
Net change in unrealized appreciation (depreciation) on swap agreements	22,487	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1,335,346	—	—	2,402
Net Realized and Unrealized Gains (Losses) on Investments	(6,115,509)	(64,539,374)	(33,970,864)	(13,263,312)
Change in Net Assets Resulting from Operations	$627,430	$(61,780,376)	$(34,123,077)	$(11,479,114)
(A) Net of foreign tax withholding of:	$143	$68,029	$18,301	$220,878

(B)See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

34

Statements of Operations (Unaudited) (Continued)

	Touchstone
Touchstone	Sands Capital		Touchstone
Mid Cap	Emerging	Touchstone	Sustainability
Growth	Markets	Small Cap	and Impact
Fund	Growth Fund	Growth Fund	Equity Fund

$341	$87	$378	$354
3,925,897	509,210	709,051	3,206,407
—	—	—	—
5,708	2,896	230,827	321
3,931,946	512,193	940,256	3,207,082

2,935,428	437,696	2,152,173	1,574,291
582,160	55,188	317,042	315,746
1,175	1,175	1,175	1,175
9,645	27,626	9,549	14,317
22,529	17,428	15,789	34,857
178,516	—	24,798	142,113
3,828	—	—	2,064
95,953	—	8,851	50,970
184,636	11,727	159,406	134,430
8,411	1,853	521	896
7,095	—	8,656	11,706
2,760	—	—	5,171
7,133	—	5,801	7,799
10,310	10,518	50,534	9,951
8,235	8,201	1,921	1,919
16,887	—	5,823	30,329
3,933	—	—	4,755
13,429	—	4,331	13,770
19,860	6,343	5,434	37,581
3,809	5,617	3,723	3,370
321,808	—	46,122	244,621
3,838	—	—	2,549
759,720	—	82,180	409,455
6,775	6,775	6,775	6,775
61,332	8,129	14,832	73,889
5,269,205	598,276	2,925,436	3,134,499
(389)	(47,848)	(264,870)	(315,155)
—	—	37,967	—
5,268,816	550,428	2,698,533	2,819,344
(1,336,870)	(38,235)	(1,758,277)	387,738

32,104,944	(2,380,234)	(5,196,855)	202,801,119
—	—	—	—
—	—	—	—
—	—	—	—
—	(4,044)	—	(92,988)

(123,360,240)	(10,309,853)	(35,292,418)	(249,500,164)

—	—	—	—

—	—	—	—

—	731	—	(842)
(91,255,296)	(12,693,400)	(40,489,273)	(46,792,875)
$(92,592,166)	$(12,731,635)	$(42,247,550)	$(46,405,137)
$22,410	$31,387	$13,075	$159,329

35

Statements of Changes in Net Assets

	Touchstone
	Flexible Income Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2015	Year Ended
	(Unaudited)	March 31, 2015
From Operations
Net investment income (loss)	$6,742,939	$11,657,624
Net realized gains (losses) on investments, futures contracts, written options, swap agreements, foreign currency transactions and capital gain distributions received	(792,552)	2,518,007
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	(5,322,957)	846,788
Change in Net Assets from Operations	627,430	15,022,419

Distributions to Shareholders from:
Net investment income, Class A	(612,220)	(1,186,826)
Net investment income, Class C	(441,703)	(852,702)
Net investment income, Class Y	(4,923,445)	(8,991,916)
Net investment income, Institutional Class	(780,219)	(1,984,856)
Net realized gains, Class A	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(6,757,587)	(13,016,300)

Net Increase (Decrease) from Share Transactions (A)	31,548,959	99,369,792

Total Increase (Decrease) in Net Assets	25,418,802	101,375,911

Net Assets
Beginning of period	341,360,068	239,984,157
End of period	$366,778,870	$341,360,068
Accumulated Net Investment Income (Loss)	$176,836	$191,484

(A) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 40 to 42.

See accompanying Notes to Financial Statements.

36

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Focused Fund		Growth Opportunities Fund		International Value Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the
2015	Year Ended	2015	Year Ended	2015	Year Ended
(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015

$2,758,998	$8,434,858	$(152,213)	$(674,540)	$1,784,198	$2,690,286

12,709,373	91,238,577	12,857,230	34,721,011	983,419	5,215,929

(77,248,747)	(25,277,992)	(46,828,094)	6,533,250	(14,246,731)	(13,187,468)
(61,780,376)	74,395,443	(34,123,077)	40,579,721	(11,479,114)	(5,281,253)

—	(941,516)	—	—	—	(180,686)
—	(25,942)	—	—	—	(6,039)
—	(3,155,003)	—	(36,931)	—	(1,189,716)
—	(262,423)	—	(97,196)	—	(2,410,749)
—	—	—	(5,356,411)	—	—
—	—	—	(1,589,389)	—	—
—	—	—	(11,420,388)	—	—
—	—	—	(13,871,626)	—	—
—	(4,384,884)	—	(32,371,941)	—	(3,787,190)

51,251,248	39,085,885	(913,610)	28,975,532	450,446	(11,372,032)

(10,529,128)	109,096,444	(35,036,687)	37,183,312	(11,028,668)	(20,440,475)

1,115,032,747	1,005,936,303	305,064,377	267,881,065	113,228,202	133,668,677
$1,104,503,619	$1,115,032,747	$270,027,690	$305,064,377	$102,199,534	$113,228,202
$11,193,856	$8,434,858	$(195,431)	$(43,218)	$4,570,301	$2,786,103

37

Statements of Changes in Net Assets (Continued)

	Touchstone
	Mid Cap
	Growth Fund
	For the
	Six Months
	Ended
	September 30,	For the
	2015	Year Ended
	(Unaudited)	March 31, 2015
From Operations
Net investment income (loss)	$(1,336,870)	$(4,344,388)
Net realized gains (losses) on investments and foreign currency transactions	32,104,944	80,961,938
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(123,360,240)	39,284,609
Change in Net Assets from Operations	(92,592,166)	115,902,159

Distributions to Shareholders from:
Net investment income, Class A	—	—
Net investment income, Class Y	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	—	(29,865,535)
Net realized gains, Class B	—	(509,754)
Net realized gains, Class C	—	(24,200,128)
Net realized gains, Class Y	—	(38,685,139)
Net realized gains, Institutional Class	—	(6,272,879)
Total Distributions	—	(99,533,435)

Net Increase (Decrease) from Share Transactions(B)	(30,079,886)	51,202,285

Total Increase (Decrease) in Net Assets	(122,672,052)	67,571,009

Net Assets
Beginning of period	829,197,035	761,626,026
End of period	$706,524,983	$829,197,035
Accumulated Net Investment Income (Loss)	$(1,336,870)	$—

(A) Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.

(B) For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 43 to 45.

See accompanying Notes to Financial Statements.

38

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Sands Capital Emerging		Small Cap		Sustainability and Impact
Markets Growth Fund		Growth Fund		Equity Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended		Ended
September 30,	Period Ended	September 30,	For the	September 30,	For the
2015	March 31,	2015	Year Ended	2015	Year Ended
(Unaudited)	2015(A)	(Unaudited)	March 31, 2015	(Unaudited)	March 31, 2015

$(38,235)	$(238,719)	$(1,758,277)	$(990,511)	$387,738	$3,449,054
(2,384,278)	(6,996,731)	(5,196,855)	9,263,865	202,708,131	138,413,617
(10,309,122)	4,908,043	(35,292,418)	24,011,741	(249,501,006)	(6,842,007)
(12,731,635)	(2,327,407)	(42,247,550)	32,285,095	(46,405,137)	135,020,664

—	—	—	—	(227,036)	(480,900)
—	—	—	—	(333,095)	(1,346,092)
—	—	—	—	(4)	—
—	—	—	(609,635)	(71,291,821)	(46,799,076)
—	—	—	—	(566,514)	(337,045)
—	—	—	(256,827)	(32,073,112)	(19,910,700)
—	—	—	(4,260,535)	(66,294,607)	(63,673,005)
—	—	—	(229,689)	(797)	—
—	—	—	(5,356,686)	(170,786,986)	(132,546,818)

16,549,100	74,611,654	114,016,304	253,953,941	(274,626,587)	(203,698,867)

3,817,465	72,284,247	71,768,754	280,882,350	(491,818,710)	(201,225,021)

72,284,247	—	373,015,227	92,132,877	779,597,672	980,822,693
$76,101,712	$72,284,247	$444,783,981	$373,015,227	$287,778,962	$779,597,672
$(75,964)	$(37,729)	$(1,758,277)	$—	$387,738	$560,135

39

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Flexible Income Fund
	For the Six Months Ended		For the Year
	September 30, 2015		Ended
	(Unaudited)		March 31, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	954,014	$10,052,423	1,568,107	$16,647,089
Reinvestment of distributions	48,357	507,083	91,957	977,939
Cost of Shares redeemed	(857,132)	(9,007,488)	(1,041,961)	(11,102,406)
Change from Class A Share Transactions	145,239	1,552,018	618,103	6,522,622
Class C
Proceeds from Shares issued	824,310	8,591,371	1,009,134	10,610,844
Reinvestment of distributions	33,765	348,829	61,208	642,259
Cost of Shares redeemed	(282,933)	(2,936,850)	(625,702)	(6,573,211)
Change from Class C Share Transactions	575,142	6,003,350	444,640	4,679,892
Class Y
Proceeds from Shares issued	5,138,754	54,296,512	12,611,049	134,491,445
Reinvestment of distributions	161,817	1,701,968	299,733	3,195,742
Cost of Shares redeemed	(2,872,981)	(30,289,505)	(4,925,847)	(52,581,170)
Change from Class Y Share Transactions	2,427,590	25,708,975	7,984,935	85,106,017
Institutional Class
Proceeds from Shares issued	1,203,132	12,651,535	2,370,726	25,298,460
Reinvestment of distributions	39,601	417,459	146,325	1,558,506
Cost of Shares redeemed	(1,398,549)	(14,784,378)	(2,228,208)	(23,795,705)
Change from Institutional Class Share Transactions	(155,816)	(1,715,384)	288,843	3,061,261

Change from Share Transactions	2,992,155	$31,548,959	9,336,521	$99,369,792

See accompanying Notes to Financial Statements.

40

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Focused Fund				Touchstone Growth Opportunities Fund
For the Six Months Ended		For the Year		For the Six Months Ended		For the Year
September 30, 2015		Ended		September 30, 2015		Ended
(Unaudited)		March 31, 2015		(Unaudited)		March 31, 2015
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

2,035,371	$77,551,468	3,152,316	$112,384,035	41,118	$1,365,876	84,413	$2,845,518
—	—	22,772	838,923	—	—	159,204	5,041,988
(647,163)	(24,391,472)	(1,893,895)	(67,449,289)	(122,707)	(4,022,400)	(225,176)	(7,572,967)
1,388,208	53,159,996	1,281,193	45,773,669	(81,589)	(2,656,524)	18,441	314,539

215,301	7,797,870	135,463	4,710,743	28,868	837,254	74,380	2,139,654
—	—	511	18,421	—	—	45,058	1,257,568
(30,526)	(1,122,014)	(35,330)	(1,248,168)	(37,262)	(1,064,986)	(73,809)	(2,181,241)
184,775	6,675,856	100,644	3,480,996	(8,394)	(227,732)	45,629	1,215,981

804,730	30,770,159	1,684,633	60,620,741	284,996	9,535,292	736,523	24,823,240
—	—	80,766	3,019,030	—	—	336,781	10,828,282
(1,107,619)	(43,009,791)	(2,556,883)	(92,606,372)	(444,147)	(14,666,946)	(691,848)	(23,251,906)
(302,889)	(12,239,632)	(791,484)	(28,966,601)	(159,151)	(5,131,654)	381,456	12,399,616

162,309	6,182,080	683,501	25,263,165	581,564	19,622,344	463,974	15,743,329
—	—	6,994	262,423	—	—	431,068	13,964,383
(64,647)	(2,527,052)	(183,374)	(6,727,767)	(369,973)	(12,520,044)	(425,828)	(14,662,316)
97,662	3,655,028	507,121	18,797,821	211,591	7,102,300	469,214	15,045,396

1,367,756	$51,251,248	1,097,474	$39,085,885	(37,543)	$(913,610)	914,740	$28,975,532

41

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone International Value Fund
	For the Six Months Ended		For the Year
	September 30, 2015		Ended
	(Unaudited)		March 31, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	26,600	$228,225	242,961	$2,225,707
Reinvestment of distributions	—	—	15,281	129,122
Cost of Shares redeemed	(134,044)	(1,140,672)	(291,385)	(2,557,979)
Change from Class A Share Transactions	(107,444)	(912,447)	(33,143)	(203,150)
Class B
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class B Share Transactions	—	—	—	—
Class C
Proceeds from Shares issued	271	2,187	6,400	53,197
Reinvestment of distributions	—	—	495	3,872
Cost of Shares redeemed	(9,682)	(76,070)	(2,416)	(19,123)
Change from Class C Share Transactions	(9,411)	(73,883)	4,479	37,946
Class Y
Proceeds from Shares issued	24,455	191,357	130,791	1,181,538
Reinvestment of distributions	—	—	122,049	1,030,093
Cost of Shares redeemed	(3,489,100)	(30,196,472)	(874,635)	(8,042,647)
Change from Class Y Share Transactions	(3,464,645)	(30,005,115)	(621,795)	(5,831,016)
Institutional Class
Proceeds from Shares issued	4,321,587	37,335,635	963,317	8,463,575
Reinvestment of distributions	—	—	285,296	2,410,749
Cost of Shares redeemed	(683,356)	(5,893,744)	(1,776,767)	(16,250,136)
Change from Institutional Class Share Transactions	3,638,231	31,441,891	(528,154)	(5,375,812)

Change from Share Transactions	56,731	$450,446	(1,178,613)	$(11,372,032)

(A)Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.

See accompanying Notes to Financial Statements.

42

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Mid Cap Growth Fund				Touchstone Sands Capital Emerging Markets Growth Fund
For the Six Months Ended		For the Year		For the Six Months Ended		For the Period
September 30, 2015		Ended		September 30, 2015		Ended
(Unaudited)		March 31, 2015		(Unaudited)		March 31, 2015(A)
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

786,981	$20,886,760	1,872,551	$50,007,609	—	$—	—	$—
—	—	1,125,039	28,080,973	—	—	—	—
(1,462,425)	(38,834,374)	(4,747,824)	(126,313,308)	—	—	—	—
(675,444)	(17,947,614)	(1,750,234)	(48,224,726)	—	—	—	—

838	16,798	6,130	115,182	—	—	—	—
—	—	19,952	374,893	—	—	—	—
(38,791)	(779,853)	(114,764)	(2,371,823)	—	—	—	—
(37,953)	(763,055)	(88,682)	(1,881,748)	—	—	—	—

190,914	3,730,843	671,140	13,050,963	—	—	—	—
—	—	986,965	18,051,587	—	—	—	—
(459,968)	(8,960,351)	(1,056,855)	(21,171,479)	—	—	—	—
(269,054)	(5,229,508)	601,250	9,931,071	—	—	—	—

1,092,813	29,725,350	4,222,004	115,570,817	1,789,040	17,254,055	5,569,835	58,995,354
—	—	1,408,843	35,981,850	—	—	—	—
(1,134,791)	(30,809,092)	(4,593,111)	(125,737,465)	(850,626)	(7,832,280)	(1,757,671)	(17,937,981)
(41,978)	(1,083,742)	1,037,736	25,815,202	938,414	9,421,775	3,812,164	41,057,373

519,073	14,147,543	3,919,787	107,458,384	1,389,337	13,102,757	6,670,345	69,211,323
—	—	244,366	6,272,879	—	—	—	—
(711,364)	(19,203,510)	(1,782,352)	(48,168,777)	(639,673)	(5,975,432)	(3,513,483)	(35,657,042)
(192,291)	(5,055,967)	2,381,801	65,562,486	749,664	7,127,325	3,156,862	33,554,281

(1,216,720)	$(30,079,886)	2,181,871	$51,202,285	1,688,078	$16,549,100	6,969,026	$74,611,654

43

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Cap Growth Fund
	For the Six Months Ended		For the Year
	September 30, 2015		Ended
	(Unaudited)		March 31, 2015
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,881,186	$10,971,090	3,471,875	$18,298,115
Reinvestment of distributions	—	—	99,703	516,460
Cost of Shares redeemed	(847,078)	(4,845,408)	(4,346,943)	(23,027,280)
Change from Class A Share Transactions	1,034,108	6,125,682	(775,365)	(4,212,705)
Class B
Proceeds from Shares issued	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of Shares redeemed	—	—	—	—
Change from Class B Share Transactions	—	—	—	—
Class C
Proceeds from Shares issued	1,616,234	7,898,243	1,219,696	5,470,688
Reinvestment of distributions	—	—	42,376	184,335
Cost of Shares redeemed	(227,992)	(1,086,489)	(286,977)	(1,275,972)
Change from Class C Share Transactions	1,388,242	6,811,754	975,095	4,379,051
Class Y
Proceeds from Shares issued	25,736,480	164,797,221	48,212,803	284,235,179
Reinvestment of distributions	—	—	475,858	2,731,426
Cost of Shares redeemed	(12,801,147)	(82,057,548)	(5,449,256)	(32,054,575)
Change from Class Y Share Transactions	12,935,333	82,739,673	43,239,405	254,912,030
Institutional Class(A)
Proceeds from Shares issued	3,160,272	20,626,124	498,835	3,036,246
Reinvestment of distributions	—	—	37,058	213,452
Cost of Shares redeemed	(349,399)	(2,286,929)	(735,591)	(4,374,133)
Change from Institutional Class Share Transactions	2,810,873	18,339,195	(199,698)	(1,124,435)

Change from Share Transactions	18,168,556	$114,016,304	43,239,437	$253,953,941

(A)Touchstone Sustainability and Impact Equity Fund began issuing Institutional Class shares on May 4, 2015.

See accompanying Notes to Financial Statements.

44

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Sustainability and Impact Equity Fund
For the Six Months Ended		For the Year
September 30, 2015		Ended
(Unaudited)		March 31, 2015
Shares	Dollars	Shares	Dollars

396,154	$9,014,418	1,212,442	$37,540,815
3,095,277	63,666,766	1,455,219	41,686,465
(3,626,692)	(86,859,846)	(3,405,798)	(106,608,779)
(135,261)	(14,178,662)	(738,137)	(27,381,499)

8,520	156,498	3,086	82,059
19,366	355,753	8,288	220,385
(24,463)	(470,443)	(73,489)	(2,212,439)
3,423	41,808	(62,115)	(1,909,995)

641,988	11,671,952	366,203	10,074,312
1,146,660	20,605,480	509,331	13,349,581
(1,358,218)	(29,076,014)	(964,054)	(27,689,759)
430,430	3,201,418	(88,520)	(4,265,866)

967,364	21,814,504	2,356,443	74,338,638
2,799,042	59,003,816	2,061,399	60,113,790
(13,140,951)	(347,500,772)	(9,109,245)	(304,593,935)
(9,374,545)	(266,682,452)	(4,691,403)	(170,141,507)

145,073	2,990,500	—	—
38	801	—	—
—	—	—	—
145,111	2,991,301	—	—

(8,930,842)	$(274,626,587)	(5,580,175)	$(203,698,867)

45

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Eight
Six Months	Months
Ended	Ended
September 30,	March
2015	Year Ended March 31,	31,	Year Ended July 31,
(Unaudited)	2015	2014	2013(A)	2012	2011	2010
Net asset value at beginning of period	$10.67	$10.60	$10.94	$10.76	$10.47	$10.00	$8.93
Income (loss) from investment operations:
Net investment income	0.19	0.43	0.51	0.35	(B)	0.49	(C)	0.52	(C)	0.51	(C)
Net realized and unrealized gains (losses) on investments	(0.19)	0.11	(0.37)	0.16	0.31	0.44	1.26
Total from investment operations	—	0.54	0.14	0.51	0.80	0.96	1.77
Distributions from:
Net investment income	(0.19)	(0.47)	(0.48)	(0.33)	(0.51)	(0.49)	(0.70)
Net asset value at end of period	$10.48	$10.67	$10.60	$10.94	$10.76	$10.47	$10.00
Total return(D)	0.05	%(E)	5.22%	1.45%	4.77	%(E)	7.86%	9.90%	20.27%
Ratios and supplemental data:
Net assets at end of period (000's)	$33,647	$32,695	$25,928	$41,301	$49,458	$25,400	$19,461
Ratio to average net assets:
Net expenses	1.09	%(F)	1.09%	0.98%	0.94	%(F)	0.95%	1.02%	1.12%
Gross expenses	1.32	%(F)	1.35%	1.35%	1.37	%(F)	1.60%	1.61%	1.65%
Net investment income	3.69	%(F)	3.95%	4.82%	4.76	%(B)(F)	4.65%	4.99%	5.27%
Portfolio turnover rate	50	%(E)	102%	44%	41	%(E)	47%	42%	31%

Touchstone Flexible Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Eight
Six Months	Months
Ended	Ended
September 30,	March
2015	Year Ended March 31,	31,	Year Ended July 31,
(Unaudited)	2015	2014	2013(A)	2012	2011	2010
Net asset value at beginning of period	$10.54	$10.47	$10.82	$10.65	$10.36	$9.90	$8.85
Income (loss) from investment operations:
Net investment income	0.16	0.34	0.43	0.29	(B)	0.40	(C)	0.44	(C)	0.43	(C)
Net realized and unrealized gains (losses) on investments	(0.19)	0.12	(0.37)	0.15	0.32	0.44	1.25
Total from investment operations	(0.03)	0.46	0.06	0.44	0.72	0.88	1.68
Distributions from:
Net investment income	(0.16)	(0.39)	(0.41)	(0.27)	(0.43)	(0.42)	(0.63)
Net asset value at end of period	$10.35	$10.54	$10.47	$10.82	$10.65	$10.36	$9.90
Total return(D)	(0.31	%)(E)	4.52%	0.61%	4.20	%(E)	7.16%	9.09%	19.20%
Ratios and supplemental data:
Net assets at end of period (000's)	$31,346	$25,853	$21,043	$26,087	$25,115	$16,818	$12,504
Ratio to average net assets:
Net expenses	1.84	%(F)	1.84%	1.74%	1.69	%(F)	1.70%	1.77%	1.87%
Gross expenses	2.05	%(F)	2.10%	2.09%	2.16	%(F)	2.35%	2.36%	2.40%
Net investment income	2.94	%(F)	3.20%	4.07%	4.01	%(B)(F)	3.82%	4.25%	4.53%
Portfolio turnover rate	50	%(E)	102%	44%	41	%(E)	47%	42%	31%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A and Class C net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Eight
Six Months	Months
Ended	Ended
September 30,	March
2015	Year Ended March 31,	31,	Year Ended July 31,
(Unaudited)	2015	2014	2013(A)(B)	2012	2011	2010
Net asset value at beginning of period	$10.70	$10.62	$10.97	$10.79	$10.49	$10.02	$8.95
Income (loss) from investment operations:
Net investment income	0.21	0.46	0.54	0.37	(C)	0.50	(D)	0.54	(D)	0.53	(D)
Net realized and unrealized gains (losses) on investments	(0.19)	0.12	(0.38)	0.16	0.33	0.45	1.26
Total from investment operations	0.02	0.58	0.16	0.53	0.83	0.99	1.79
Distributions from:
Net investment income	(0.21)	(0.50)	(0.51)	(0.35)	(0.53)	(0.52)	(0.72)
Net asset value at end of period	$10.51	$10.70	$10.62	$10.97	$10.79	$10.49	$10.02
Total return	0.17	%(E)	5.58%	1.63%	4.96	%(E)	8.21%	10.15%	20.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$259,469	$238,081	$151,652	$199,293	$200,325	$122,125	$80,807
Ratio to average net assets:
Net expenses	0.84	%(F)	0.84%	0.71%	0.64	%(F)	0.70%	0.77%	0.87%
Gross expenses	1.04	%(F)	1.01%	1.00%	1.05	%(F)	1.35%	1.36%	1.40%
Net investment income	3.94	%(F)	4.21%	5.10%	5.06	%(C)(F)	4.80%	5.22%	5.51%
Portfolio turnover rate	50	%(E)	102%	44%	41	%(E)	47%	42%	31%

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

					Eight
	Six Months				Months
	Ended				Ended
	September 30,				March
	2015		Year Ended March 31,		31,
	(Unaudited)		2015	2014	2013(B)(G)
Net asset value at beginning of period	$10.69		$10.62	$10.96	$10.86
Income (loss) from investment operations:
Net investment income	0.21		0.46	0.54	0.30	(C)
Net realized and unrealized gains (losses) on investments	(0.18)		0.12	(0.36)	0.12
Total from investment operations	0.03		0.58	0.18	0.42
Distributions from:
Net investment income	(0.21)		(0.51)	(0.52)	(0.32)
Net asset value at end of period	$10.51		$10.69	$10.62	$10.96
Total return	0.32	%(E)	5.58%	1.81%	3.93	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$42,317		$44,732	$41,361	$20,589
Ratio to average net assets:
Net expenses	0.74	%(F)	0.74%	0.65%	0.59	%(F)
Gross expenses	0.94	%(F)	0.95%	0.95%	1.03	%(F)
Net investment income	4.04	%(F)	4.30%	5.16%	5.11	%(C)(F)
Portfolio turnover rate	50	%(E)	102%	44%	41	%(E)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	Reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class Y and Institutional Class net investment income per share and ratio of net investment income to average net assets would have been lower by $0.01 and 0.13%, respectively.
(D)	The net investment income per share is based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

47

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014		2013		2012		2011
Net asset value at beginning of period	$37.19		$34.87	$27.55		$23.63		$21.92		$21.49
Income (loss) from investment operations:
Net investment income(A)	0.06		0.20	0.11		0.16		0.12		0.08
Net realized and unrealized gains (losses) on investments	(2.04)		2.23	7.46		3.79	(B)	1.67		1.66
Total from investment operations	(1.98)		2.43	7.57		3.95		1.79		1.74
Distributions from:
Net investment income	—		(0.11)	(0.25)		(0.03)		(0.24)		(0.05)
Realized capital gains	—		—	—		—		—		(1.26)
Total distributions	—		(0.11)	(0.25)		(0.03)		(0.24)		(1.31)
Capital Contribution	—		—	—		—		0.16	(C)	—
Net asset value at end of period	$35.21		$37.19	$34.87		$27.55		$23.63		$21.92
Total return(D)	(5.32	%)(E)	6.99%	27.67%		16.75	%(B)	9.08	%(C)	9.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$330,114		$297,072	$233,841		$8,497		$7,352		$12,226
Ratio to average net assets:
Net expenses	1.20	%(F)	1.20%	1.20%		1.20%		1.20%		1.20%
Gross expenses	1.32	%(F)	1.37%	1.46%		1.90%		1.44%		1.42%
Net investment income	0.29	%(F)	0.57%	0.35%		0.66%		0.58%		0.40%
Portfolio turnover rate	15	%(E)	33%	27	%(G)	189%		99%		115%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76%.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

48

Financial Highlights (Continued)

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,					Period Ended
	2015		Year Ended March 31,			March 31,
	(Unaudited)		2015	2014		2013(A)
Net asset value at beginning of period	$36.34		$34.32	$27.33		$22.61
Income (loss) from investment operations:
Net investment loss(B)	(0.08)		(0.06)	(0.13)		(0.02)
Net realized and unrealized gains (losses) on investments	(1.98)		2.18	7.38		4.80	(C)
Total from investment operations	(2.06)		2.12	7.25		4.78
Distributions from:
Net investment income	—		(0.10)	(0.26)		(0.06)
Net asset value at end of period	$34.28		$36.34	$34.32		$27.33
Total return(D)	(5.67	%)(E)	6.18%	26.72%		21.19	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,407		$9,617	$5,626		$60
Ratio to average net assets:
Net expenses	1.95	%(F)	1.95%	1.95%		1.95	%(F)
Gross expenses	2.04	%(F)	2.09%	2.84%		258.39	%(F)
Net investment loss	(0.46	%)(F)	(0.18%)	(0.40%)		(0.09	%)(F)
Portfolio turnover rate	15	%(E)	33%	27	%(G)	189%

(A)	Represents the period from commencement of operations (April 16, 2012) through March 31, 2013.
(B)	The net investment loss per share is based on average shares outstanding for the period.
(C)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.78%.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

49

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014		2013		2012		2011
Net asset value at beginning of period	$37.76		$35.34	$27.86		$23.85		$22.17		$21.75
Income (loss) from investment operations:
Net investment income(A)	0.11		0.31	0.19		0.22		0.18		0.12
Net realized and unrealized gains (losses) on investments	(2.07)		2.26	7.54		3.84	(B)	1.66		1.71
Total from investment operations	(1.96)		2.57	7.73		4.06		1.84		1.83
Distributions from:
Net investment income	—		(0.15)	(0.25)		(0.05)		(0.32)		(0.15)
Realized capital gains	—		—	—		—		—		(1.26)
Total distributions	—		(0.15)	(0.25)		(0.05)		(0.32)		(1.41)
Capital Contribution	—		—	—		—		0.16	(C)	—
Net asset value at end of period	$35.80		$37.76	$35.34		$27.86		$23.85		$22.17
Total return	(5.19	%)(D)	7.29%	27.95%		17.07	%(B)	9.29	%(C)	9.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$706,363		$756,579	$736,023		$578,006		$555,142		$595,397
Ratio to average net assets:
Net expenses	0.93	%(E)	0.92%	0.94%		0.95%		0.95%		0.95%
Gross expenses	0.95	%(E)	0.97%	1.02%		1.05%		1.28%		1.32%
Net investment income	0.56	%(E)	0.85%	0.61%		0.91%		0.85%		0.60%
Portfolio turnover rate	15	%(D)	33%	27	%(F)	189%		99%		115%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.76%.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

50

Financial Highlights (Continued)

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2015	Year Ended March 31,
(Unaudited)	2015	2014	2013	2012	2011
Net asset value at beginning of period	$37.91	$35.47	$27.96	$23.91	$22.23	$21.81
Income (loss) from investment operations:
Net investment income(A)	0.13	0.35	0.24	0.25	0.22	0.15
Net realized and unrealized gains (losses) on investments	(2.07)	2.28	7.57	3.86	(B)	1.66	1.71
Total from investment operations	(1.94)	2.63	7.81	4.11	1.88	1.86
Distributions from:
Net investment income	—	(0.19)	(0.30)	(0.06)	(0.36)	(0.18)
Realized capital gains	—	—	—	—	—	(1.26)
Total distributions	—	(0.19)	(0.30)	(0.06)	(0.36)	(1.44)
Capital Contribution	—	—	—	—	0.16	(C)	—
Net asset value at end of period	$35.97	$37.91	$35.47	$27.96	$23.91	$22.23
Total return	(5.15	%)(D)	7.40%	28.19%	17.24%	9.45	%(C)	9.86%
Ratios and supplemental data:
Net assets at end of period (000's)	$52,621	$51,765	$30,446	$589	$29,879	$28,879
Ratio to average net assets:
Net expenses	0.81	%(E)	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	0.89	%(E)	0.88%	1.00%	1.16%	0.89%	0.95%
Net investment income	0.68	%(E)	0.97%	0.75%	1.06%	1.02%	0.75%
Portfolio turnover rate	15	%(D)	33%	27	%(F)	189%	99%	115%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Net realized gains (losses) on investments per share and total return reflect non-recurring litigation settlements. These resulted in an increase in net realized gains per share of $0.18 and an increase in total return of 0.75%.
(C)	Impact of one time distribution of settlement funds from the Bank of America Fair Fund. If the distribution had not occurred the total return would have been lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Focused Equity Fund. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

51

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012	2011
Net asset value at beginning of period	$33.29		$32.61	$27.05	$25.64		$25.27	$20.88
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.15)	0.01	(0.01)		(0.16)	0.07
Net realized and unrealized gains (losses) on investments	(3.69)		4.82	6.91	3.35		0.53	4.44
Total from investment operations	(3.75)		4.67	6.92	3.34		0.37	4.51
Distributions from:
Net Investment Income	—		—	—	—		—	(0.12)
Realized capital gains	—		(3.99)	(1.36)	(1.93)		—	—
Total distributions	—		(3.99)	(1.36)	(1.93)		—	(0.12)
Net asset value at end of period	$29.54		$33.29	$32.61	$27.05		$25.64	$25.27
Total return(A)	(11.24	%)(B)	14.99%	25.84%	14.08%		1.47%	21.71%
Ratios and supplemental data:
Net assets at end of period (000's)	$41,223		$49,162	$47,552	$74,588		$62,274	$96,930
Ratio to average net assets:
Net expenses	1.24	%(C)	1.24%	1.22%	1.22%		1.21%	1.16%
Gross expenses	1.37	%(C)	1.40%	1.43%	1.37%		1.43%	1.50%
Net investment income (loss)	(0.31	%)(C)	(0.47%)	0.09%	(0.06%)		(0.52%)	0.10%
Portfolio turnover rate	59	%(B)	87%	79%	95	%(D)	204%	130%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012	2011
Net asset value at beginning of period	$29.27		$29.32	$24.62	$23.68		$23.50	$19.49
Income (loss) from investment operations:
Net investment loss	(0.16)		(0.33)	(0.18)	(0.17)		(0.29)	(0.07)
Net realized and unrealized gains (losses) on investments	(3.23)		4.27	6.24	3.04		0.47	4.12
Total from investment operations	(3.39)		3.94	6.06	2.87		0.18	4.05
Distributions from:
Net Investment Income	—		—	—	—		—	(0.04)
Realized capital gains	—		(3.99)	(1.36)	(1.93)		—	—
Total distributions	—		(3.99)	(1.36)	(1.93)		—	(0.04)
Net asset value at end of period	$25.88		$29.27	$29.32	$24.62		$23.68	$23.50
Total return(A)	(11.58	%)(B)	14.11%	24.92%	13.24%		0.77%	20.82%
Ratios and supplemental data:
Net assets at end of period (000's)	$11,996		$13,813	$12,498	$10,375		$9,132	$10,592
Ratio to average net assets:
Net expenses	1.99	%(C)	1.99%	1.97%	1.97%		1.96%	1.93%
Gross expenses	2.17	%(C)	2.21%	2.25%	2.37%		2.45%	2.58%
Net investment loss	(1.06	%)(C)	(1.22%)	(0.66%)	(0.81%)		(1.27%)	(0.43%)
Portfolio turnover rate	59	%(B)	87%	79%	95	%(D)	204%	130%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of the Fifth Third Mid Cap Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

52

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012	2011
Net asset value at beginning of period	$33.81		$32.97	$27.27	$25.80		$25.38	$20.94
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.06)	0.11	0.03		(0.05)	0.14
Net realized and unrealized gains (losses) on investments	(3.76)		4.90	6.96	3.40		0.47	4.45
Total from investment operations	(3.77)		4.84	7.07	3.43		0.42	4.59
Distributions from:
Net investment income	—		(0.01)	(0.01)	(0.03)		—	(0.15)
Realized capital gains	—		(3.99)	(1.36)	(1.93)		—	—
Total distributions	—		(4.00)	(1.37)	(1.96)		—	(0.15)
Net asset value at end of period	$30.04		$33.81	$32.97	$27.27		$25.80	$25.38
Total return	(11.15	%)(A)	15.32%	26.23%	14.38%		1.66%	22.06%
Ratios and supplemental data:
Net assets at end of period (000's)	$90,564		$107,295	$92,063	$35,354		$12,254	$2,947
Ratio to average net assets:
Net expenses	0.99	%(B)	0.94%	0.92%	0.96%		0.96%	0.93%
Gross expenses	1.04	%(B)	1.01%	1.03%	1.16%		1.42%	1.73%
Net investment income (loss)	(0.06	%)(B)	(0.17%)	0.39%	0.19%		(0.27%)	0.63%
Portfolio turnover rate	59	%(A)	87%	79%	95	%(C)	204%	130%

Touchstone Growth Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012	2011
Net asset value at beginning of period	$34.05		$33.18	$27.42	$25.92		$25.46	$20.98
Income (loss) from investment operations:
Net Investment income (loss)	0.01		(0.04)	0.14	0.07		(0.03)	0.16
Net realized and unrealized gains (losses) on investments	(3.79)		4.92	7.01	3.41		0.49	4.48
Total from investment operations	(3.78)		4.88	7.15	3.48		0.46	4.64
Distributions from:
Net investment income	—		(0.02)	(0.03)	(0.05)		—	(0.16)
Realized capital gains	—		(3.99)	(1.36)	(1.93)		—	—
Total distributions	—		(4.01)	(1.39)	(1.98)		—	(0.16)
Net asset value at end of period	$30.27		$34.05	$33.18	$27.42		$25.92	$25.46
Total return	(11.07	%)(A)	15.39%	26.34%	14.50%		1.81%	22.25%
Ratios and supplemental data:
Net assets at end of period (000's)	$126,245		$134,795	$115,769	$93,800		$70,643	$56,381
Ratio to average net assets:
Net expenses	0.89	%(B)	0.87%	0.84%	0.84%		0.81%	0.75%
Gross expenses	0.97	%(B)	0.97%	0.98%	1.00%		1.06%	1.15%
Net investment income (loss)	0.04	%(B)	(0.10%)	0.47%	0.31%		(0.12%)	0.78%
Portfolio turnover rate	59	%(A)	87%	79%	95	%(C)	204%	130%

(A)	Not annualized.
(B)	Annualized.
(C)	Portfolio turnover excludes the purchases and sales of the Fifth Third Mid Cap Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

53

Financial Highlights (Continued)

Touchstone International Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

					Eight
	Six Months				Months
	Ended				Ended
	September				March
	30, 2015		Year Ended March 31,		31,		Year Ended July 31,
	(Unaudited)		2015	2014	2013(A)		2012		2011		2010
Net asset value at beginning of period	$8.41		$9.12	$7.62	$7.06		$8.42		$7.33		$7.24
Income (loss) from investment operations:
Net investment income	0.12	(B)	0.18	0.24	0.06	(B)	0.14	(B)	0.17	(B)	0.14	(B)
Net realized and unrealized gains (losses) on investments	(0.99)		(0.63)	1.35	0.73		(1.30)		1.09		0.19
Total from investment operations	(0.87)		(0.45)	1.59	0.79		(1.16)		1.26		0.33
Distributions from:
Net investment income	—		(0.26)	(0.09)	(0.23)		(0.20)		(0.17)		(0.24)
Net asset value at end of period	$7.54		$8.41	$9.12	$7.62		$7.06		$8.42		$7.33
Total return(C)	(10.35	%)(D)	(4.95%)	20.90%	11.15	%(D)	(13.67%)		17.17%		4.34%
Ratios and supplemental data:
Net assets at end of period (000's)	$3,925		$5,280	$6,032	$6,394		$7,266		$10,258		$10,216
Ratio to average net assets:
Net expenses	1.38	%(E)	1.39%	1.37%	1.36	%(E)(F)	1.40	%(F)	1.42	%(F)	1.43	%(F)
Gross expenses	2.10	%(E)	1.97%	1.79%	2.22	%(E)	1.68%		1.61%		1.59%
Net investment income	2.79	%(E)	1.89%	2.32%	1.21	%(E)	2.00%		2.10%		1.87%
Portfolio turnover rate	10	%(D)	26%	31%	133	%(D)	121%		131%		137%

Touchstone International Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

					Eight
	Six Months				Months
	Ended				Ended
	September				March
	30, 2015		Year Ended March 31,		31,		Year Ended July 31,
	(Unaudited)		2015	2014	2013(A)		2012		2011		2010
Net asset value at beginning of period	$7.77		$8.46	$7.10	$6.59		$7.85		$6.84		$6.79
Income (loss) from investment operations:
Net investment income	0.08	(B)	0.07	0.15	0.02	(B)	0.08	(B)	0.10	(B)	0.08	(B)
Net realized and unrealized gains (losses) on investments	(0.91)		(0.55)	1.27	0.67		(1.21)		1.01		0.18
Total from investment operations	(0.83)		(0.48)	1.42	0.69		(1.13)		1.11		0.26
Distributions from:
Net investment income	—		(0.21)	(0.06)	(0.18)		(0.13)		(0.10)		(0.21)
Net asset value at end of period	$6.94		$7.77	$8.46	$7.10		$6.59		$7.85		$6.84
Total return(C)	(10.68	%)(D)	(5.72%)	20.05%	10.53	%(D)	(14.37%)		16.23%		3.59%
Ratios and supplemental data:
Net assets at end of period (000's)	$143		$233	$216	$217		$169		$275		$310
Ratio to average net assets:
Net expenses	2.13	%(E)	2.14%	2.12%	2.11	%(E)(F)	2.15	%(F)	2.17	%(F)	2.18	%(F)
Gross expenses	8.43	%(E)	8.35%	6.04%	9.33	%(E)	2.43%		2.36%		2.34%
Net investment income	2.04	%(E)	1.14%	1.57%	0.46	%(E)	1.24%		1.28%		1.11%
Portfolio turnover rate	10	%(D)	26%	31%	133	%(D)	121%		131%		137%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02%, 0.01% and 0.01% for the years ended July 31, 2012, 2011 and 2010, respectively.

See accompanying Notes to Financial Statements.

54

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

					Eight
	Six Months				Months
	Ended				Ended
	September				March
	30, 2015		Year Ended March 31,		31,		Year Ended July 31,
	(Unaudited)		2015	2014	2013(A)(B)		2012		2011		2010
Net asset value at beginning of period	$8.41		$9.13	$7.62	$7.07		$8.44		$7.35		$7.25
Income (loss) from investment operations:
Net investment income	0.13	(C)	0.23	0.19	0.07	(C)	0.16	(C)	0.18	(C)	0.16	(C)
Net realized and unrealized gains (losses) on investments	(0.99)		(0.66)	1.43	0.73		(1.31)		1.10		0.19
Total from investment operations	(0.86)		(0.43)	1.62	0.80		(1.15)		1.28		0.35
Distributions from:
Net investment income	—		(0.29)	(0.11)	(0.25)		(0.22)		(0.19)		(0.25)
Net asset value at end of period	$7.55		$8.41	$9.13	$7.62		$7.07		$8.44		$7.35
Total return	(10.23	%)(D)	(4.72%)	21.32%	11.33	%(D)	(13.47%)		17.42%		4.61%
Ratios and supplemental data:
Net assets at end of period (000's)	$5,372		$35,108	$43,794	$31,527		$123,607		$176,521		$229,888
Ratio to average net assets:
Net expenses	1.13	%(E)	1.09%	1.04%	1.08	%(E)(F)	1.15	%(F)	1.17	%(F)	1.18	%(F)
Gross expenses	1.88	%(E)	1.36%	1.33%	1.51	%(E)	1.43%		1.36%		1.34%
Net investment income	3.04	%(E)	2.19%	2.65%	1.49	%(E)	2.27%		2.22%		2.18%
Portfolio turnover rate	10	%(D)	26%	31%	133	%(D)	121%		131%		137%

Touchstone International Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended				Period
	September 30,				Ended
	2015		Year Ended March 31,		March 31,
	(Unaudited)		2015	2014	2013(B)(G)
Net asset value at beginning of period	$8.42		$9.14	$7.62	$7.43
Income (loss) from investment operations:
Net investment income	0.14	(C)	0.24	0.28	0.08	(C)
Net realized and unrealized gains (losses) on investments	(1.00)		(0.66)	1.36	0.36
Total from investment operations	(0.86)		(0.42)	1.64	0.44
Distributions from:
Net investment income	—		(0.30)	(0.12)	(0.25)
Net asset value at end of period	$7.56		$8.42	$9.14	$7.62
Total return	(10.21	%)(D)	(4.66%)	21.51%	5.94	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$92,760		$72,607	$83,628	$88,931
Ratio to average net assets:
Net expenses	0.99	%(E)	0.99%	0.97%	0.96	%(E)
Gross expenses	1.27	%(E)	1.28%	1.29%	1.36	%(E)
Net investment income	3.18	%(E)	2.29%	2.72%	1.61	%(E)
Portfolio turnover rate	10	%(D)	26%	31%	133	%(D)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income per share is based on average shares outstanding for the period.
(D)	Not annualized.
(E)	Annualized.
(F)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the eight months ended March 31, 2013 and 0.02%, 0.01% and 0.01% for the years ended July 31, 2012, 2011 and 2010, respectively.
(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

55

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$27.06		$26.50	$23.61	$22.41	$24.91	$20.18
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.14)	(0.10)	(0.05)	(0.16)	(0.03)
Net realized and unrealized gains (losses) on investments	(3.06)		4.19	5.74	2.71	(1.05)	4.76
Total from investment operations	(3.11)		4.05	5.64	2.66	(1.21)	4.73
Distributions from:
Realized capital gains	—		(3.49)	(2.75)	(1.46)	(1.29)	—
Net asset value at end of period	$23.95		$27.06	$26.50	$23.61	$22.41	$24.91
Total return(A)	(11.49	%)(B)	16.34%	24.82%	12.73%	(3.68%)	23.44%
Ratios and supplemental data:
Net assets at end of period (000's)	$220,497		$267,421	$308,316	$299,834	$330,808	$584,089
Ratio to average net assets:
Net expenses	1.31	%(C)	1.34%	1.38%	1.40%	1.40%	1.47%
Gross expenses	1.31	%(C)	1.34%	1.38%	1.40%	1.40%	1.47%
Net investment loss	(0.33	%)(C)	(0.55%)	(0.41%)	(0.21%)	(0.79%)	(0.13%)
Portfolio turnover rate	38	%(B)	73%	79%	70%	64%	99%

Touchstone Mid Cap Growth Fund—Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$20.32		$20.82	$19.12	$18.48	$20.89	$16.98
Income (loss) from investment operations:
Net investment loss	(0.13)		(0.29)	(0.19)	(0.12)	(0.48)	(0.10)
Net realized and unrealized gains (losses) on investments	(2.29)		3.28	4.64	2.22	(0.64)	4.01
Total from investment operations	(2.42)		2.99	4.45	2.10	(1.12)	3.91
Distributions from:
Realized capital gains	—		(3.49)	(2.75)	(1.46)	(1.29)	—
Net asset value at end of period	$17.90		$20.32	$20.82	$19.12	$18.48	$20.89
Total return(A)	(11.91	%)(B)	15.72%	24.36%	12.41%	(3.99%)	23.03%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,782		$2,793	$4,709	$5,880	$10,681	$23,376
Ratio to average net assets:
Net expenses	2.14	%(C)	1.89%	1.73%	1.72%	1.59%	1.77%
Gross expenses	2.17	%(C)	1.89%	1.73%	1.72%	1.59%	1.82%
Net investment loss	(1.16	%)(C)	(1.10%)	(0.76%)	(0.52%)	(0.97%)	(0.43%)
Portfolio turnover rate	38	%(B)	73%	79%	70%	64%	99%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

56

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$19.78		$20.39	$18.84	$18.31	$20.81	$17.00
Income (loss) from investment operations:
Net investment loss	(0.11)		(0.24)	(0.22)	(0.18)	(0.36)	(0.17)
Net realized and unrealized gains (losses) on investments	(2.23)		3.12	4.52	2.17	(0.85)	3.98
Total from investment operations	(2.34)		2.88	4.30	1.99	(1.21)	3.81
Distributions from:
Realized capital gains	—		(3.49)	(2.75)	(1.46)	(1.29)	—
Net asset value at end of period	$17.44		$19.78	$20.39	$18.84	$18.31	$20.81
Total return(A)	(11.83	%)(B)	15.51%	23.90%	11.90%	(4.43%)	22.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$134,020		$157,315	$149,927	$141,485	$162,693	$223,376
Ratio to average net assets:
Net expenses	2.05	%(C)	2.07%	2.11%	2.15%	2.17%	2.24%
Gross expenses	2.05	%(C)	2.07%	2.11%	2.15%	2.17%	2.27%
Net investment loss	(1.08	%)(C)	(1.29%)	(1.14%)	(0.95%)	(1.56%)	(0.90%)
Portfolio turnover rate	38	%(B)	73%	79%	70%	64%	99%

Touchstone Mid Cap Growth Fund — Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013	2012	2011
Net asset value at beginning of period	$27.71		$27.00	$23.93	$22.63	$25.07	$20.27
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		(0.08)	(0.05)	0.01	(0.10)	0.01
Net realized and unrealized gains (losses) on investments	(3.15)		4.28	5.87	2.75	(1.05)	4.79
Total from investment operations	(3.16)		4.20	5.82	2.76	(1.15)	4.80
Distributions from:
Realized capital gains	—		(3.49)	(2.75)	(1.46)	(1.29)	—
Net asset value at end of period	$24.55		$27.71	$27.00	$23.93	$22.63	$25.07
Total return	(11.40	%)(B)	16.69%	25.17%	13.05%	(3.42%)	23.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$264,166		$299,247	$263,578	$164,267	$123,593	$47,470
Ratio to average net assets:
Net expenses	1.05	%(C)	1.07%	1.07%	1.16%	1.11%	1.24%
Gross expenses	1.05	%(C)	1.07%	1.07%	1.16%	1.11%	1.24%
Net investment income (loss)	(0.07	%)(C)	(0.29%)	(0.11%)	0.04%	(0.49%)	0.05%
Portfolio turnover rate	38	%(B)	73%	79%	70%	64%	99%

(A)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.

See accompanying Notes to Financial Statements.

57

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014		2013	2012(A)
Net asset value at beginning of period	$27.85		$27.10	$23.99		$22.65	$25.30
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.03)	0.03		0.04	(0.03)
Net realized and unrealized gains (losses) on investments	(3.16)		4.27	5.83		2.76	(1.33)
Total from investment operations	(3.15)		4.24	5.86		2.80	(1.36)
Distributions from:
Realized capital gains	—		(3.49)	(2.75)		(1.46)	(1.29)
Net asset value at end of period	$24.70		$27.85	$27.10		$23.99	$22.65
Total return	(11.31	%)(B)	16.73%	25.32%		13.23%	(4.22	%)(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$86,060		$102,420	$35,097		$38,821	$25,550
Ratio to average net assets:
Net expenses	0.94	%(C)	0.98%	0.97%		0.98%	1.03	%(C)
Gross expenses	0.94	%(C)	0.98%	0.97%		0.98%	1.17	%(C)
Net investment income (loss)	0.04	%(C)	(0.20%)	0.00	%(D)	0.21%	(0.41	%)(C)
Portfolio turnover rate	38	%(B)	73%	79%		70%	64%

(A)	Represents the period from commencement of operations (April 1, 2011) through March 31, 2012.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than 0.005%.

See accompanying Notes to Financial Statements.

58

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	September 30,		Ended
	2015		March 31,
	(Unaudited)		2015(A)
Net asset value at beginning of period	$10.37		$10.00
Income (loss) from investment operations:
Net investment loss	(0.01)		(0.03)
Net realized and unrealized gains (losses) on investments	(1.57)		0.40
Total from investment operations	(1.58)		0.37
Net asset value at end of period	$8.79		$10.37
Total return	(14.49	%)(B)	3.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$41,767		$39,541
Ratio to average net assets:
Net expenses	1.49	%(C)	1.49	%(C)
Gross expenses	1.59	%(C)	1.68	%(C)
Net investment loss	(0.14	%)(C)	(0.46	%)(C)
Portfolio turnover rate	15	%(B)	90	%(B)

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended		Period
	September 30,		Ended
	2015		March 31,
	(Unaudited)		2015(A)
Net asset value at beginning of period	$10.37		$10.00
Income (loss) from investment operations:
Net investment loss	(0.00	)(D)	(0.03)
Net realized and unrealized gains (losses) on investments	(1.58)		0.40
Total from investment operations	(1.58)		0.37
Net asset value at end of period	$8.79		$10.37
Total return	(14.49	%)(B)	3.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000's)	$34,335		$32,743
Ratio to average net assets:
Net expenses	1.39	%(C)	1.39	%(C)
Gross expenses	1.55	%(C)	1.59	%(C)
Net investment loss	(0.04	%)(C)	(0.36	%)(C)
Portfolio turnover rate	15	%(B)	90	%(B)

(A)	Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.
(B)	Not annualized.
(C)	Annualized.
(D)	Less than $(0.005) per share.

See accompanying Notes to Financial Statements.

59

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

						Eight
	Six Months					Months
	Ended					Ended
	September					March
	30, 2015		Year Ended March 31,			31,		Year Ended July 31,
	(Unaudited)		2015	2014		2013(A)		2012		2011		2010
Net asset value at beginning of period	$5.70		$5.24	$4.84		$4.25		$4.24		$3.63		$3.01
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		(0.04)	(0.01)		—	(B)(C)	(—	)(B)(C)	(0.01	)(B)	(0.01	)(B)
Net realized and unrealized gains (losses) on investments	(0.45)		0.63	1.02		0.85		0.01		0.62		0.63
Total from investment operations	(0.48)		0.59	1.01		0.85		0.01		0.61		0.62
Distributions from:
Net investment income	—		—	—		(0.02)		—		—		—
Realized capital gains	—		(0.13)	(0.61)		(0.24)		—		—		—
Total distributions	—		(0.13)	(0.61)		(0.26)		—		—		—
Net asset value at end of period	$5.22		$5.70	$5.24		$4.84		$4.25		$4.24		$3.63
Total return(D)	(8.42	%)(E)	11.52%	22.63%		20.93	%(E)	0.24%		16.80%		20.60%
Ratios and supplemental data:
Net assets at end of period (000's)	$36,527		$34,017	$35,303		$14,243		$15,010		$18,117		$11,649
Ratio to average net assets:
Net expenses	1.44	%(F)	1.44%	1.45%		1.60	%(F)	1.60%		1.60%		1.60%
Gross expenses	1.61	%(F)	1.69%	1.81%		2.13	%(F)	2.01%		1.96%		2.07%
Net investment income (loss)	(1.01	%)(F)	(0.71%)	(0.48%)		0.15	%(F)	(0.07%)		(0.33%)		(0.41%)
Portfolio turnover rate	21	%(E)	46%	195	%(G)	45	%(E)(H)	48%		59%		56%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Less than $0.005 per share.
(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

60

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

						Eight
	Six Months					Months
	Ended					Ended
	September					March
	30, 2015		Year Ended March 31,			31,		Year Ended July 31,
	(Unaudited)		2015	2014		2013(A)		2012		2011		2010
Net asset value at beginning of period	$4.78		$4.45	$4.22		$3.75		$3.77		$3.25		$2.72
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.05)	(0.04)		(0.02	)(B)	(0.03	)(B)	(0.04	)(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	(0.39)		0.51	0.88		0.74		0.01		0.56		0.57
Total from investment operations	(0.42)		0.46	0.84		0.72		(0.02)		0.52		0.53
Distributions from:
Net investment income	—		—	—		(0.01)		—		—		—
Realized capital gains	—		(0.13)	(0.61)		(0.24)		—		—		—
Total distributions	—		(0.13)	(0.61)		(0.25)		—		—		—
Net asset value at end of period	$4.36		$4.78	$4.45		$4.22		$3.75		$3.77		$3.25
Total return(C)	(8.79	%)(D)	10.64%	21.85%		20.17	%(D)	(0.53%)		16.00%		19.49%
Ratios and supplemental data:
Net assets at end of period (000's)	$17,594		$12,651	$7,429		$3,509		$3,830		$5,563		$2,876
Ratio to average net assets:
Net expenses	2.19	%(E)	2.19%	2.20%		2.35	%(E)	2.35%		2.35%		2.35%
Gross expenses	2.38	%(E)	2.55%	2.65%		3.16	%(E)	2.76%		2.71%		2.82%
Net investment loss	(1.76	%)(E)	(1.46%)	(1.23%)		(0.60	%)(E)	(0.82%)		(1.10%)		(1.17%)
Portfolio turnover rate	21	%(D)	46%	195	%(F)	45	%(D)(G)	48%		59%		56%

(A)	The Fund changed its fiscal year end from July 31 to March 31.
(B)	The net investment income (loss) per share is based on average shares outstanding for the period.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund. If these transactions were included, portfolio turnover would have been higher.
(G)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

61

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

						Eight
	Six Months					Months
	Ended					Ended
	September					March
	30, 2015		Year Ended March 31,			31,		Year Ended July 31,
	(Unaudited)		2015	2014		2013(A)(B)		2012		2011		2010
Net asset value at beginning of period	$6.33		$5.78	$5.27		$4.61		$4.58		$3.92		$3.24
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.01)	(0.01)		0.01	(C)	0.01	(C)	—	(C)(D)	(0.01)
Net realized and unrealized gains (losses) on investments	(0.51)		0.69	1.13		0.92		0.02		0.66		0.69
Total from investment operations	(0.53)		0.68	1.12		0.93		0.03		0.66		0.68
Distributions from:
Net investment income	—		—	—		(0.03)		—		—		—
Realized capital gains	—		(0.13)	(0.61)		(0.24)		—		—		—
Total distributions	—		(0.13)	(0.61)		(0.27)		—		—		—
Net asset value at end of period	$5.80		$6.33	$5.78		$5.27		$4.61		$4.58		$3.92
Total return	(8.37	%)(E)	12.01%	22.88%		20.94	%(E)	0.66%		16.84%		20.99%
Ratios and supplemental data:
Net assets at end of period (000's)	$363,004		$314,062	$37,030		$18,123		$23,232		$26,317		$21,195
Ratio to average net assets:
Net expenses	1.18	%(F)	1.19%	1.20%		1.35	%(F)	1.35%		1.35%		1.35%
Gross expenses	1.27	%(F)	1.36%	1.50%		1.77	%(F)	1.76%		1.71%		1.82%
Net investment income (loss)	(0.75	%)(F)	(0.46%)	(0.23%)		0.40	%(F)	0.17%		(0.08%)		(0.16%)
Portfolio turnover rate	21	%(E)	46%	195	%(G)	45	%(E)(H)	48%		59%		56%

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	The net investment income (loss) per share is based on average shares outstanding for the period.
(D)	Less than $0.005 per share.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

62

Financial Highlights (Continued)

Touchstone Small Cap Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months					Period
	Ended					Ended
	September					March
	30,					31,
	2015		Year Ended March 31,			2013
	(Unaudited)		2015	2014		(A)(B)
Net asset value at beginning of period	$6.35		$5.80	$5.28		$4.92
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		(0.02)	(—	)(C)	0.02	(D)
Net realized and unrealized gains (losses) on investments	(0.50)		0.70	1.13		0.61
Total from investment operations	(0.52)		0.68	1.13		0.63
Distributions from:
Net investment income	—		—	—		(0.03)
Realized capital gains	—		(0.13)	(0.61)		(0.24)
Total distributions	—		(0.13)	(0.61)		(0.27)
Net asset value at end of period	$5.83		$6.35	$5.80		$5.28
Total return	(8.19	%)(E)	11.97%	23.04%		13.56	%(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$27,660		$12,285	$12,372		$3
Ratio to average net assets:
Net expenses	1.04	%(F)	1.04%	1.04%		1.25	%(F)
Gross expenses	1.21	%(F)	1.31%	1.40%		945.43	%(F)
Net investment income (loss)	(0.61	%)(F)	(0.32%)	(0.07%)		0.50	%(F)
Portfolio turnover rate	21	%(E)	46%	195	%(G)	45	%(E)(H)

(A)	The Fund began issuing Institutional Class shares on September 10, 2012.
(B)	The Fund changed its fiscal year end from July 31 to March 31.
(C)	Less than $0.005 per share.
(D)	The net investment income (loss) per share is based on average shares outstanding for the period.
(E)	Not annualized.
(F)	Annualized.
(G)	Portfolio turnover excludes the purchases and sales of the Touchstone Diversified Small Cap Growth Fund. If these transactions were included, portfolio turnover would have been higher.
(H)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

63

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012		2011
Net asset value at beginning of period	$30.96		$31.81	$28.74	$27.74		$24.95		$20.74
Income (loss) from investment operations:
Net investment income (loss)	0.03	(A)	0.11	0.02	0.11		0.02	(A)	(0.09)
Net realized and unrealized gains (losses) on investments	(2.85)		4.87	5.96	1.00		2.77		4.30
Total from investment operations	(2.82)		4.98	5.98	1.11		2.79		4.21
Distributions from:
Net investment income	(0.03)		(0.05)	(0.05)	(0.11)		—		—
Realized capital gains	(10.02)		(5.78)	(2.86)	—		—		—
Total distributions	(10.05)		(5.83)	(2.91)	(0.11)		—		—
Net asset value at end of period	$18.09		$30.96	$31.81	$28.74		$27.74		$24.95
Total return(B)	(13.01	%)(C)	17.17%	21.27%	4.05%		11.18%		20.30%
Ratios and supplemental data:
Net assets at end of period (000's)	$147,868		$257,273	$287,813	$286,572		$238,488		$291,827
Ratio to average net assets:
Net expenses	1.24	%(D)	1.25%	1.23%	1.22%		1.25%		1.25%
Gross expenses	1.37	%(D)	1.28%	1.29%	1.32%		1.35%		1.36%
Net investment income (loss)	0.23	%(D)	0.35%	0.06%	0.47%		0.08%		(0.36%)
Portfolio turnover rate	234	%(C)	98%	92%	109	%(E)	91%		76%

Touchstone Sustainability and Impact Equity Fund—Class B

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012		2011
Net asset value at beginning of period	$28.74		$30.08	$27.41	$26.47		$23.85		$19.93
Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(A)	(0.15)	(0.19)	0.01		(0.03	)(A)	(0.20)
Net realized and unrealized gains (losses) on investments	(2.56)		4.59	5.72	0.93		2.65		4.12
Total from investment operations	(2.61)		4.44	5.53	0.94		2.62		3.92
Distributions from:
Realized capital gains	(10.02)		(5.78)	(2.86)	—		—		—
Net asset value at end of period	$16.11		$28.74	$30.08	$27.41		$26.47		$23.85
Total return(B)	(13.34	%)(C)	16.27%	20.62%	3.55%		10.99%		19.67%
Ratios and supplemental data:
Net assets at end of period (000's)	$1,021		$1,722	$3,671	$6,671		$10,949		$13,467
Ratio to average net assets:
Net expenses	1.99	%(D)	2.00%	1.79%	1.68%		1.45%		1.74%
Gross expenses	2.98	%(D)	2.27%	1.79%	1.68%		1.45%		1.83%
Net investment income (loss)	(0.52	%)(D)	(0.40%)	(0.50%)	0.00	%(F)	(0.12%)		(0.85%)
Portfolio turnover rate	234	%(C)	98%	92%	109	%(E)	91%		76%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Quality Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.
(F)	Less than 0.005%.

See accompanying Notes to Financial Statements.

64

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012		2011
Net asset value at beginning of period	$28.32		$29.72	$27.17	$26.31		$23.84		$19.97
Income (loss) from investment operations:
Net investment loss	(0.05	)(A)	(0.12)	(0.21)	(0.08)		(0.16	)(A)	(0.27)
Net realized and unrealized gains (losses) on investments	(2.49)		4.50	5.62	0.94		2.63		4.14
Total from investment operations	(2.54)		4.38	5.41	0.86		2.47		3.87
Distributions from:
Realized capital gains	(10.02)		(5.78)	(2.86)	—		—		—
Net asset value at end of period	$15.76		$28.32	$29.72	$27.17		$26.31		$23.84
Total return(B)	(13.32	%)(C)	16.30%	20.35%	3.27%		10.36%		19.38%
Ratios and supplemental data:
Net assets at end of period (000's)	$64,563		$103,861	$111,631	$107,572		$116,350		$127,172
Ratio to average net assets:
Net expenses	1.99	%(D)	2.00%	1.98%	1.97%		2.00%		2.00%
Gross expenses	2.11	%(D)	2.03%	2.04%	2.08%		2.09%		2.13%
Net investment income (loss)	(0.52	%)(D)	(0.40%)	(0.69%)	(0.28%)		(0.67%)		(1.11%)
Portfolio turnover rate	234	%(C)	98%	92%	109	%(E)	91%		76%

Touchstone Sustainability and Impact Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2015		Year Ended March 31,
	(Unaudited)		2015	2014	2013		2012		2011
Net asset value at beginning of period	$31.49		$32.23	$29.07	$28.09		$25.19		$20.89
Income (loss) from investment operations:
Net investment income (loss)	0.06	(A)	0.22	0.09	0.18		0.09	(A)	(0.02)
Net realized and unrealized gains (losses) on investments	(2.92)		4.92	6.06	1.00		2.81		4.32
Total from investment operations	(2.86)		5.14	6.15	1.18		2.90		4.30
Distributions from:
Net investment income	(0.05)		(0.10)	(0.13)	(0.20)		—		—
Realized capital gains	(10.02)		(5.78)	(2.86)	—		—		—
Total distributions	(10.07)		(5.88)	(2.99)	(0.20)		—		—
Net asset value at end of period	$18.56		$31.49	$32.23	$29.07		$28.09		$25.19
Total return	(12.90	%)(C)	17.48%	21.62%	4.32%		11.47%		20.58%
Ratios and supplemental data:
Net assets at end of period (000's)	$71,634		$416,741	$577,708	$523,413		$385,411		$331,733
Ratio to average net assets:
Net expenses	0.99	%(D)	0.99%	0.97%	0.96%		0.99%		0.99%
Gross expenses	1.16	%(D)	1.00%	1.05%	1.08%		1.14%		1.13%
Net investment income (loss)	0.48	%(D)	0.61%	0.32%	0.72%		0.34%		(0.10%)
Portfolio turnover rate	234	%(C)	98%	92%	109	%(E)	91%		76%

(A)	The net investment income (loss) per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of the Fifth Third Quality Growth Fund acquired on September 10, 2012. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

65

Financial Highlights (Continued)

Touchstone Sustainability and Impact Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Period
	Ended
	September 30,
	2015
	(Unaudited)(A)
Net asset value at beginning of period	$31.44
Income (loss) from investment operations:
Net Investment income (loss)	0.05	(B)
Net realized and unrealized gains (losses) on investments	(2.86)
Total from investment operations	(2.81)
Distributions from:
Net investment income	(0.05)
Realized capital gains	(10.02)
Total distributions	(10.07)
Net asset value at end of period	$18.56
Total return	(12.76	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,693
Ratio to average net assets:
Net expenses	0.89	%(D)
Gross expenses	1.98	%(D)
Net investment income	0.58	%(D)
Portfolio turnover rate	234	%(C)

(A)	The Fund began issuing Institutional Class shares on May 4, 2015.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

66

Notes to Financial Statements

September 30, 2015 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of eighteen funds, including the following eight funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone International Value Fund (“International Value Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”)

Touchstone Small Cap Growth Fund (“Small Cap Growth Fund”)

Touchstone Sustainability and Impact Equity Fund (“Sustainability and Impact Equity Fund”) (formerly known as Touchstone Large Cap Growth Fund)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, each of which is non-diversified.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class B	Class C	Class Y	Class
Flexible Income Fund	X	—	X	X	X
Focused Fund	X	—	X	X	X
Growth Opportunities Fund	X	—	X	X	X
International Value Fund	X	—	X	X	X
Mid Cap Growth Fund	X	X	X	X	X
Sands Capital Emerging Markets Growth Fund	—	—	—	X	X
Small Cap Growth Fund	X	—	X	X	X
Sustainability and Impact Equity Fund	X	X	X	X	X

Class B shares are closed to new investors and subsequent purchases. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

67

Notes to Financial Statements (Unaudited) (Continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2015, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic allocation, credit quality or sector allocation. The Funds did not hold any Level 3 categorized securities during the six months ended September 30, 2015.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended September 30, 2015, there were no transfers between Levels 1, 2 and 3 for all Funds, except as shown in the Portfolio of Investments for the International Value Fund and Sands Capital Emerging Markets Growth Fund.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Shares of options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An option for which there is no mean price is valued at the last bid (long position) or ask (short positions) price and categorized in Level 1. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds (“Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their most recent evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

68

Notes to Financial Statements (Unaudited) (Continued)

Securities mainly traded on a non-U.S. exchange or denominated in foreign currency are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of the Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Investment companies — Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing call options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased

69

Notes to Financial Statements (Unaudited) (Continued)

(put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of September 30, 2015, the Flexible Income Fund held purchased options with a fair value of $386,400.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act, or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations there under. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of September 30, 2015, the Flexible Income Fund held futures contracts as shown on the Portfolio of Investments and had cash in the amount of $602,072 held as collateral for futures contracts.

Swap Contracts — The Flexible Income Fund may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, bilateral swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written

70

Notes to Financial Statements (Unaudited) (Continued)

consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

Centrally cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses servicing as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.

A swap agreement can be a form of leverage, which can magnify the Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). The Fund does not intend to trade above the de minimis limitation, and the Flexible Income Fund’s investment advisor has claimed an exemption from registering with the CFTC as a commodity pool operator and an exemption from registering with the CFTC as a commodity trading advisor.

As of September 30, 2015, the Flexible Income Fund held a swap agreement with an unrealized appreciation of $22,487 and had cash in the amount of $88,130 held as collateral for the swap agreement.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a

71

Notes to Financial Statements (Unaudited) (Continued)

Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended September 30, 2015, the Flexible Income Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting).These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails

72

Notes to Financial Statements (Unaudited) (Continued)

to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment of any net liability owed to it by the Fund.

For financial reporting purposes, a Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of September 30, 2015, the Flexible Income Fund’s assets and liabilities (by type) that were subject to a MNA on a gross basis were as follows:

	Assets	Liabilities
Flexible Income Fund
Forward Foreign Currency Contracts	$1,494,514	$(269,737)
Futures Contracts*	1,430,130	(1,058,240)
Swap Agreements	22,487	—
Total gross amount of assets and liabilities subject to MNA	$2,947,131	$(1,327,977)

* Only current day’s variation margin is reported within the receivables of the Statement of Assets and Liabilities. Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

The following table presents the Flexible Income Fund’s assets net of amounts available for offset under a MNA and net of the related collateral pledged to the Fund as of September 30, 2015:

		Gross
		Amount	Gross Amount Available
		of	for Offset in Statement of	Non-Cash	Cash
	Derivative	Recognized	Assets	Collateral	Collateral	Net
Counterparty	Type	Assets	and Liabilities	Received	Received	Amount(A)
ANZ Capital Markets	Forward Foreign Currency Contracts	$225,084	$(30,462)	$—	$—	$194,622
BNY ConvergEx	Forward Foreign Currency Contracts	374,507	(48,731)	—	—	325,776
Morgan Stanley	Forward Foreign Currency Contracts	894,923	(190,544)	—	—	704,379
Morgan Stanley	Futures Contracts	1,430,130	(1,058,240)	—	(371,890)	—
Wells Fargo	Swap Agreements	22,487	—	—	(22,487)	—

(A) Net amount represents the net amount receivable from the counterparty in the event of default.

The following table presents the Flexible Income Fund’s liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of September 30, 2015:

		Gross
		Amount
		of	Gross Amount Available	Non-Cash	Cash
	Derivative	Recognized	for Offset in Statement of	Collateral	Collateral	Net
Counterparty	Type	Liabilities	Assets and Liabilities	Pledged	Pledged	Amount(A)
ANZ Capital Markets	Forward Foreign Currency Contracts	$30,462	$(30,462)	$—	$—	$—
BNY ConvergEx	Forward Foreign Currency Contracts	48,731	(48,731)	—	—	—
Morgan Stanley	Forward Foreign Currency Contracts	190,544	(190,544)	—	—	—
Morgan Stanley	Futures Contracts	1,058,240	(1,058,240)	—	—	—

(A)	Net amount represents the net amount payable due to the counterparty in the event of default.

73

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the fair value of the Flexible Income Fund’s derivative financial instruments by primary risk exposure as of September 30, 2015:

	Fair Value of Derivative Investments
	As of September 30, 2015
	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives	Derivatives
Flexible Income Fund	Forward Foreign Currency Exchange Contracts*	$1,494,514	$(269,737)
	Purchased Options - Equity Contracts**	386,400	—
	Futures - Interest Rate Contracts***	1,430,130	(1,058,240)
	Swaps Agreements- Credit Contracts****	22,487	—

* Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

** Statements of Assets and Liabilities Location: Investments, at market value.

*** Statements of Assets and Liabilities Location: Receivable for variation margin for futures contracts. Only current day’s variation margin is reported within the payables/receivable of the Statement of Assets and Liabilities. Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

**** Statements of Assets and Liabilities Location: Unrealized appreciation on swap agreements.

The following table sets forth the operations of the Flexible Income Fund’s derivative financial instruments by primary risk exposure for the six months ended September 30, 2015:

	The Effect of Derivative Investments on the Statement of Operations
	for the Six Months Ended September 30, 2015
			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Forward - Foreign Currency Exchange Contracts*	$2,966,591	$1,326,931
	Futures - Equity Contracts**	(422,845)	122,123
	Futures - Interest Rate Contracts**	—	504,910
	Purchased Options - Equity Contracts***	224,751	92,882
	Written Options - Equity Contracts****	51,463	—
	Swap Agreements - Credit Contracts*****	(6,098)	22,487

* Statements of Operations Location: Net realized gains (losses) on foreign currency transactions and net change in unrealized appreciation (depreciation) on foreign currency transactions, respectively.

** Statements of Operations Location: Net realized losses on futures contracts and net change in unrealized appreciation (depreciation) on futures contracts, respectively.

*** Statements of Operations Location: Net realized gains (losses) on investments from non-affiliated securities and net change in unrealized appreciation (depreciation) on investments, respectively.

**** Statements of Operations Location: Net realized gains on written options.

***** Statements of Operations Location: Net realized losses on swap agreements and net change in unrealized appreciation (depreciation) on swap agreements, respectively.

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Notes to Financial Statements (Unaudited) (Continued)

For the six months ended September 30, 2015, the average quarterly balance of outstanding value of derivative financial instruments for the Flexible Income Fund were as follows:

Flexible
Income
Fund
Equity contracts:
Purchased Options - Cost	$309,428
Futures - Average notional value	$481,792
Interest rate contracts:
Futures - Average notional value	$323,632,338
Credit Contracts:
Credit Default Swaps - Average notional value	$3,333,333
Foreign currency exchange contracts:
Average number of contracts	22
Average U.S. dollar amount purchased	$37,319,637
Average U.S. dollar amount sold	$31,130,614

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of September 30, 2015, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral
Fund	Security Type	Loaned*	Received**	Net Amount
Flexible Income Fund	Corporate Bond	$2,123,500	$2,202,613	$79,113
	Preferred Stock	2,354,799	2,407,175	52,376
Total Flexible Income Fund		4,478,299	4,609,788	131,489
Focused Fund	Common Stock	31,829,472	32,113,620	284,148
Growth Opportunities Fund	Common Stock	4,367,993	4,275,388	(92,605)
International Value Fund	Common Stock	639,890	660,760	20,870
Mid Cap Growth Fund	Common Stock	4,357,766	4,268,832	(88,934)
Sands Capital Emerging Markets Growth Fund	Common Stock	1,801,193	1,722,125	(79,068)
Small Cap Growth Fund	Common Stock	36,355,903	35,159,543	(1,196,360)

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

75

Notes to Financial Statements (Unaudited) (Continued)

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Classes B, C, Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% if redeemed within a one-year period from the date of purchase. Class B shares of the Funds are subject to a CDSC of 5.00% in the event of a shareholder redemption within a one-year period of purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. Additionally, Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed, if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issues discount (“OID”) and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invest in Underlying Funds is affected by the timing of dividend declarations by those underlying funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon

76

Notes to Financial Statements (Unaudited) (Continued)

their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2015:

	Flexible		Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Purchases of investment securities	$49,585,073	$177,847,018	$171,840,795	$11,575,294
Proceeds from sales and maturities	$108,543,546	$169,849,363	$173,474,639	$10,643,434

		Sands
		Capital
		Emerging		Sustainability
	Mid Cap	Markets	Small Cap	and Impact
	Growth	Growth	Growth	Equity
	Fund	Fund	Fund	Fund
Purchases of investment securities	$291,750,213	$27,645,972	$204,986,756	$1,043,608,385
Proceeds from sales and maturities	$339,308,022	$11,031,981	$86,157,593	$1,471,172,325

For the six months ended September 30, 2015, purchases and proceeds from sales and maturities in U.S. Government securities were $119,160,379 and $91,033,198 for the Flexible Income Fund, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accruedTrustee-related expenses of $54,200 for the six months ended September 30, 2015.

77

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Flexible Income Fund	0.70% on the first $500 million
0.60% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets in excess of $500 million
Growth Opportunities Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
International Value Fund	1.00%
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.15%
Small Cap Growth Fund	1.00% on the first $300 million
0.95% on such assets in excess of $300 million
Sustainability and Impact Equity Fund	0.75% on the first $200 million
0.70% on the next $800 million
0.65% on such assets in excess of $1 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Apex Capital Management, Inc.	Rockefeller & Co., Inc.
Small Cap Growth Fund	Sustainability and Impact Equity Fund**
Barrow, Hanley, Mewhinney & Strauss, LLC	Sands Capital Management, LLC
International Value Fund	Sands Capital Emerging Markets Growth Fund
ClearArc Capital, Inc.	Westfield Capital Management Company, L.P.
Flexible Income Fund	Growth Opportunities Fund
Fort Washington Investment Advisors, Inc.*	Mid Cap Growth Fund
Focused Fund

*Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

**Effective May 4, 2015, Rockefeller & Co., Inc. became the sub-advisor of the Sustainability and Impact Equity Fund; prior to May 4, 2015, Navellier & Associates, Inc. was the sub-advisor.

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”; if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level expenses, advisory fees and administration fees, and to reimburse expenses in order to maintain expense limitations for the Funds:

78

Notes to Financial Statements (Unaudited) (Continued)

					Institutional
	Class A	Class B	Class C	Class Y	Class
Flexible Income Fund	1.09%	—	1.84%	0.84%	0.74%
Focused Fund*	1.20%	—	1.95%	0.95%	0.83%
Growth Opportunities Fund	1.24%	—	1.99%	0.99%	0.89%
International Value Fund**	1.34%	—	2.09%	1.09%	0.99%
Mid Cap Growth Fund	1.39%	2.14%	2.14%	1.14%	0.99%
Sands Capital Emerging Markets Growth Fund	—	—	—	1.49%	1.39%
Small Cap Growth Fund	1.44%	—	2.19%	1.19%	1.04%
Sustainability and Impact Equity Fund***	1.24%	1.99%	1.99%	0.99%	0.89%

*Prior to July 30, 2015, the expense limitation for Institutional Class shares was 0.80%.

**Prior to July 30, 2015, the expense limitations for Classes A, C, and Y shares were 1.39%, 2.14%, and 1.14%, respectively.

***Prior to May 1, 2015, the expense limitations for Classes A, B and C shares were 1.25%, 2.00% and 2.00%, respectively. Prior to May 4, 2015, the Sustainability and Impact Equity Fund did not issue Institutional Class shares.

These expense limitations will remain in effect for all Funds through at least July 29, 2016, but can be terminated by a vote of the Board if it deems the termination to be beneficial to the Fund’s shareholders.

During the six months ended September 30, 2015, the Advisor or its affiliates waived investment advisory fees and administration fees or reimbursed expenses, including distribution fees of the Funds, as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
Fund	Fees Waived	Fees Waived	Reimbursed	Total
Flexible Income Fund	$16,567	$254,276	$83,948	$354,791
Focused Fund	—	130,580	172,415	302,995
Growth Opportunities Fund	—	60,544	61,555	122,099
International Value Fund	67,550	82,281	50,223	200,054
Mid Cap Growth Fund	—	—	389	389
Sands Capital Emerging Markets Growth Fund	—	24,893	22,955	47,848
Small Cap Growth Fund	—	240,229	24,641	264,870
Sustainability and Impact Equity Fund	—	81,849	233,306	315,155

Under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount in effect at the time of waiver or reimbursement. As of September 30, 2015, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expiration	Expiration	Expiration	Expiration
	March 31,	March 31,	March 31,	March 31,
Fund	2016	2017	2018	2019	Total
Flexible Income Fund	$560,578	$772,157	$506,352	$333,294	$2,172,381
Focused Fund	590,230	712,383	502,116	146,567	1,951,296
Growth Opportunities Fund	178,636	317,974	223,185	89,967	809,762
International Value Fund	258,059	397,344	357,335	192,887	1,205,625
Sands Capital Emerging Markets Growth Fund	—	—	119,351	47,848	167,199
Small Cap Growth Fund	38,167	172,459	302,363	246,391	759,380

79

Notes to Financial Statements (Unaudited) (Continued)

	Expiration	Expiration	Expiration	Expiration
	March 31,	March 31,	March 31,	March 31,
Fund	2016	2017	2018	2019	Total
Sustainability and Impact Equity Fund	390,044	432,998	65,536	196,658	1,085,236

For the six months ended September 30, 2015, the Advisor may recoup fees subject to Board approval, from the Small Cap Growth Fund of $37,967.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary. Prior to December 1, 2014, the Funds reimbursed the Advisor up to $17 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class B plan, each Fund offering Class B shares pays an annual fee of up to 1.00% of average daily net assets

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Notes to Financial Statements (Unaudited) (Continued)

that are attributable to Class B shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended September 30, 2015:

Fund	Amount
Flexible Income Fund	$5,332
Focused Fund	23,525
Growth Opportunities Fund	3,043
International Value Fund	604
Mid Cap Growth Fund	23,692
Small Cap Growth Fund	12,963
Sustainability and Impact Equity Fund	9,661

In addition, the Underwriter collected CDSC on the redemption of Classes A, B, and C shares of the Funds listed below during the six months ended September 30, 2015:

Fund	Class A	Class B	Class C
Flexible Income Fund	$26	$1,576	$—
Focused Fund	—	—	123
Growth Opportunities Fund	—	—	44
International Value Fund	—	—	74
Mid Cap Growth Fund	—	153	235
Small Cap Growth Fund	—	—	226
Sustainability and Impact Equity Fund	2	—	865

AFFILIATED INVESTMENTS

Each Fund may have invested in the Touchstone Institutional Money Market Fund through June 19, 2015, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds were invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator were paid additional fees from the Touchstone Institutional Money Market Fund that were not waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Touchstone Institutional Money Market Fund for six months ended September 30, 2015, is as follows:

	Share Activity
	Balance			Balance		Value
Fund	03/31/15	Purchases	Sales	09/30/15	Dividends	09/30/15
Flexible Income Fund	16,053,570	39,654,146	(55,707,716)	—	$318	$—
Focused Fund	24,293,946	20,022,210	(44,316,156)	—	449	—
Growth Opportunities Fund	11,013,158	44,877,418	(55,890,576)	—	178	—
International Value Fund	2,842,409	6,747,741	(9,590,150)	—	43	—
Mid Cap Growth Fund	7,981,283	67,683,703	(75,664,986)	—	341	—
Sands Capital Emerging Markets Growth Fund	6,137,187	4,025,586	(10,162,773)	—	87	—
Small Cap Growth Fund	13,781,617	47,003,144	(60,784,761)	—	378	—
Sustainability and Impact Equity Fund	3,692,824	221,018,167	(224,710,991)	—	354	—

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Notes to Financial Statements (Unaudited) (Continued)

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid are as follows:

	Flexible
	Income Fund		Focused Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,
	2015	2014	2015	2014
From ordinary income	$13,016,300	$12,579,476	$4,384,884	$5,340,485

	Growth		International		Mid Cap
	Opportunities Fund		Value Fund		Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2014	2015	2014	2015	2014
From ordinary income	$—	$740,475	$3,787,190	$1,538,572	$30,998,259	$14,379,637
From long-term capital gains	32,371,941	10,193,027	—	—	68,535,176	61,442,947
Total distributions	$32,371,941	$10,933,502	$3,787,190	$1,538,572	$99,533,435	$75,822,584

	Sands Capital			Sustainability
	Emerging Markets	Small Cap		and Impact Equity
	Growth Fund	Growth Fund		Fund
	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,
	2015	2015	2014	2015	2014
From ordinary income	$—	$2,738,627	$1,065,782	$4,739,291	$14,481,879
From long-term capital gains	—	2,618,059	5,236,442	127,807,527	71,760,218
Total distributions	$—	$5,356,686	$6,302,224	$132,546,818	$86,242,097

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Notes to Financial Statements (Unaudited) (Continued)

The following information is computed on a tax basis for each item as of March 31, 2015:

	Flexible		Growth	International
	Income	Focused	Opportunities	Value
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$347,452,542	$1,003,245,212	$251,465,238	$116,073,403
Gross unrealized appreciation	8,402,313	190,993,803	67,635,612	11,926,265
Gross unrealized depreciation	(4,123,952)	(24,924,980)	(4,802,009)	(8,192,628)
Net unrealized appreciation on investments	4,278,361	166,068,823	62,833,603	3,733,637
Net unrealized appreciation (depreciation) on futures contracts, foreign currency contracts and translation of other assets and liabilities denominated in foreign currency	(18,771)	—	—	(11,913)
Post-October and Qualified Late-Year Losses	(1,968,176)	—	(43,218)	(440,396)
Accumulated capital and other losses	(9,461,280)	—	(2,396,967)	(117,430,256)
Other temporary differences	(175,778)	—	—	—
Undistributed ordinary income	—	8,434,858	—	3,765,502
Undistributed capital gains	—	27,791,540	708,675	—
Accumulated earnings (deficit)	$(7,345,644)	$202,295,221	$61,102,093	$(110,383,426)

		Sands Capital
		Emerging		Sustainability
	Mid Cap	Markets	Small Cap	and Impact
	Growth	Growth	Growth	Equity
	Fund	Fund	Fund	Fund
Tax cost of portfolio investments	$647,536,658	$73,923,038	$392,479,313	$547,227,521
Gross unrealized appreciation	200,740,751	8,026,091	46,643,359	218,683,614
Gross unrealized depreciation	(12,362,297)	(4,232,169)	(12,412,731)	(2,298,615)
Net unrealized appreciation on investments	188,378,454	3,793,922	34,230,628	216,384,999
Net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency	—	(2,519)	—	—
Post-October and Qualified Late-Year Losses	—	(6,086,914)	—	—
Accumulated capital and other losses	—	—	(1,618,166)	—
Undistributed ordinary income	6,497,729	—	870,393	560,135
Undistributed capital gains	22,545,112	—	3,899,175	19,432,287
Accumulated earnings (deficit)	$217,421,295	$(2,295,511)	$37,382,030	$236,377,421

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities, investments in passive foreign investment companies (“PFIC”) and regulated investment companies.

As of March 31, 2015, the Funds had the following capital loss carryforwards for federal income tax purposes:

						No	No
	Short Term Expiring On					Expiration	Expiration
Fund	2017		2018		2019	Short Term *	Long Term *	Total
Flexible Income Fund	$—		$—		$9,461,280	$—	$—	$9,461,280
Growth Opportunities Fund	1,733,973	**	662,994	**	—	—	—	2,396,967
International Value Fund	46,518,121		70,912,135		—	—	—	117,430,256
Small Cap Growth Fund	1,618,166	**	—		—	—	—	1,618,166

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act made changes to several tax rules impacting the Funds. The provisions of the Act first became effective for the Funds’ fiscal year ended March 31, 2012 and are applicable to all subsequent fiscal years. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under

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Notes to Financial Statements (Unaudited) (Continued)

the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** Future utilization may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2015, the Trust had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Flexible Income Fund	$365,861,789	$4,570,837	$(7,811,902)	$(3,241,065)
Focused Fund	1,046,528,173	145,335,059	(56,514,983)	88,820,076
Growth Opportunities Fund	251,379,493	36,397,774	(18,877,060)	17,520,714
International Value Fund	112,071,040	9,163,671	(18,675,354)	(9,511,683)
Mid Cap Growth Fund	649,819,959	108,456,163	(41,666,297)	66,789,866
Sands Capital Emerging Markets Growth Fund	76,367,617	3,344,048	(8,743,339)	(5,399,291)
Small Cap Growth Fund	491,428,648	38,846,319	(39,766,183)	(919,864)
Sustainability and Impact Equity Fund	319,626,534	7,894,107	(40,945,725)	(33,051,618)

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Risks Associated with Credit

An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

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Notes to Financial Statements (Unaudited) (Continued)

9. Risks Associated with Interest Rate Changes

As interest rates rise, the value of fixed-income securities a Fund owns will likely decrease. The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

10. Risk Associated with Concentration

Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

11. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statement.

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Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; or (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2015 through September 30, 2015).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2015” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2015	2015	2015	2015*
Touchstone Flexible Income Fund
Class A	Actual	1.09%	$1,000.00	$1,000.50	$5.45
Class A	Hypothetical	1.09%	$1,000.00	$1,019.55	$5.50

Class C	Actual	1.84%	$1,000.00	$996.90	$9.19
Class C	Hypothetical	1.84%	$1,000.00	$1,015.80	$9.27

Class Y	Actual	0.84%	$1,000.00	$1,001.70	$4.20
Class Y	Hypothetical	0.84%	$1,000.00	$1,020.80	$4.24

Institutional Class	Actual	0.74%	$1,000.00	$1,003.20	$3.71
Institutional Class	Hypothetical	0.74%	$1,000.00	$1,021.30	$3.74

Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$946.80	$5.84
Class A	Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06

Class C	Actual	1.95%	$1,000.00	$943.30	$9.47
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82

Class Y	Actual	0.93%	$1,000.00	$948.10	$4.53
Class Y	Hypothetical	0.93%	$1,000.00	$1,020.35	$4.70

Institutional Class	Actual	0.83%	$1,000.00	$948.50	$4.04
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.85	$4.19

Touchstone Growth Opportunities Fund
Class A	Actual	1.24%	$1,000.00	$887.60	$5.85
Class A	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26

Class C	Actual	1.99%	$1,000.00	$884.20	$9.37
Class C	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02

Class Y	Actual	0.99%	$1,000.00	$888.50	$4.67
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00

Institutional Class	Actual	0.89%	$1,000.00	$889.30	$4.20
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50

Touchstone International Value Fund
Class A	Actual	1.38%	$1,000.00	$896.50	$6.54
Class A	Hypothetical	1.38%	$1,000.00	$1,018.10	$6.96

Class C	Actual	2.13%	$1,000.00	$893.20	$10.08
Class C	Hypothetical	2.13%	$1,000.00	$1,014.35	$10.73

Class Y	Actual	1.13%	$1,000.00	$897.70	$5.36
Class Y	Hypothetical	1.13%	$1,000.00	$1,019.35	$5.70

Institutional Class	Actual	0.99%	$1,000.00	$897.90	$4.70
Institutional Class	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00

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Other Items (Unaudited) (Continued)

Schedule of Shareholder Expenses (continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2015	2015	2015	2015*
Touchstone Mid Cap Growth Fund
Class A	Actual	1.31%	$1,000.00	$885.10	$6.17
Class A	Hypothetical	1.31%	$1,000.00	$1,018.45	$6.61

Class B	Actual	2.14%	$1,000.00	$880.90	$10.06
Class B	Hypothetical	2.14%	$1,000.00	$1,014.30	$10.78

Class C	Actual	2.05%	$1,000.00	$881.70	$9.64
Class C	Hypothetical	2.05%	$1,000.00	$1,014.75	$10.33

Class Y	Actual	1.05%	$1,000.00	$886.00	$4.95
Class Y	Hypothetical	1.05%	$1,000.00	$1,019.75	$5.30

Institutional Class	Actual	0.94%	$1,000.00	$886.90	$4.43
Institutional Class	Hypothetical	0.94%	$1,000.00	$1,020.30	$4.75

Touchstone Sands Capital Emerging Markets Growth
Fund
Class Y	Actual	1.49%	$1,000.00	$847.60	$6.88
Class Y	Hypothetical	1.49%	$1,000.00	$1,017.55	$7.52

Class I	Actual	1.39%	$1,000.00	$847.60	$6.42
Class I	Hypothetical	1.39%	$1,000.00	$1,018.05	$7.01

Touchstone Small Cap Growth Fund
Class A	Actual	1.44%	$1,000.00	$915.80	$6.90
Class A	Hypothetical	1.44%	$1,000.00	$1,017.80	$7.26

Class C	Actual	2.19%	$1,000.00	$912.10	$10.47
Class C	Hypothetical	2.19%	$1,000.00	$1,014.05	$11.03

Class Y	Actual	1.18%	$1,000.00	$916.30	$5.65
Class Y	Hypothetical	1.18%	$1,000.00	$1,019.10	$5.96

Institutional Class	Actual	1.04%	$1,000.00	$918.10	$4.99
Institutional Class	Hypothetical	1.04%	$1,000.00	$1,019.80	$5.25

Touchstone Sustainability and Impact Equity Fund
Class A	Actual	1.24%	$1,000.00	$869.90	$5.80
Class A	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26

Class B	Actual	1.99%	$1,000.00	$866.60	$9.29
Class B	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02

Class C	Actual	1.99%	$1,000.00	$866.80	$9.29
Class C	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02

Class Y	Actual	0.99%	$1,000.00	$871.00	$4.63
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.05	$5.00

Institutional Class	Actual	0.89%	$1,000.00	$871.00	$4.16
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period).

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

91

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1510

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)* /s/ Jill T. McGruder

                                            Jill T. McGruder, President

                            (principal executive officer)

Date 11/30/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder

                                            Jill T. McGruder, President

                            (principal executive officer)

Date 11/30/2015

By (Signature and Title)* /s/ Terrie A. Wiedenheft

                                            Terrie A. Wiedenheft, Controller and Treasurer

                                            (principal financial officer)

Date 11/30/2015

* Print the name and title of each signing officer under his or her signature.